NATIONWIDE

VARIABLE

ACCOUNT

Annual Report

to

Contract Owners

December 31, 2017

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and subsidiaries and

Contract Owners of Nationwide Variable Account:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account (comprised of the sub-accounts listed in the Appendix, (collectively, “the Accounts”)), as of December 31, 2017, and the related statements of operations for the year or period then ended indicated in the Appendix, the statements of changes in contract owners’ equity for each of the years or periods in the two-year period then ended indicated in the Appendix, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Accounts as of December 31, 2017, the results of their operations for the year or period then ended, the changes in contract owners’ equity for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2017, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company and subsidiaries separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company and subsidiaries separate account investment companies since at least 1981.

Columbus, Ohio

March 16, 2018

Appendix

We have audited the following sub-accounts’ Statements of Operations and Statements of Changes in Contract Owners’ Equity for the periods indicated.

Sub-account	Financial Statement	Period

Putnam Growth Opportunities Fund - Class A (PUGOA)

	Statement of Operations	Year ended December 31, 2017
	Statements of Changes in Contract Owners’ Equity	October 21, 2016 to December 31, 2016 and the year ended December 31, 2017
Janus Forty Fund - Class T (JAFRT)

	Statement of Operations	April 28, 2017 to December 31, 2017

	Statement of Changes in Contract Owners’ Equity	April 28, 2017 to December 31, 2017
Janus Research Fund - Class T (JMERC)

	Statement of Operations	April 28, 2017 to December 31, 2017

	Statement of Changes in Contract Owners’ Equity	April 28, 2017 to December 31, 2017
Nationwide Inflation-Protected Securities Fund - Institutional Service Class (NIPSIS)

	Statement of Operations	December 1, 2017 to December 31, 2017

	Statement of Changes in Contract Owners’ Equity	December 1, 2017 to December 31, 2017

We have audited the following sub-accounts’ Statements of Operations for the year ended December 31, 2017 and Statements of Changes in Contract Owners’ Equity for each of the years in the two-year period ended December 31, 2017.

ABERDEEN FUNDS

Aberdeen Small Cap Fund - Class A (PRSCA)

Global Fixed Income Fund - Institutional Service Class (ADGFIS)

U.S. Equity Fund - Institutional Service Class (ADUES)

AMERICAN CENTURY INVESTORS, INC.

International Growth Fund - Class A (TCIGA)

International Growth Fund - Investor Class (TCIGR)

Growth Fund - Investor Class (TCG)

Income & Growth Fund - Class A (ACIGA)

Income & Growth Fund - Investor Class (IGF)

Short-Term Government Fund - Investor Class (BSTG)

Ultra(R) Fund - Investor Class (TCUL)

VP International Fund - Class II (ACVI2)

DELAWARE FUNDS BY MACQUARIE

High-Yield Opportunities Fund - Institutional Class (DWHYOI)

DREYFUS CORPORATION

Appreciation Fund, Inc. (DAF)

Balanced Opportunity Fund - Class Z (DPBOZ)

Dreyfus S&P 500 Index Fund (DSPI)

Intermediate Term Income Fund - Class A (DPITIA)

Opportunistic Small Cap Fund (DROSC)

Third Century Fund, Inc. - Class Z (DTC)

FEDERATED INVESTORS

Bond Fund - Class F Shares (FBDF)

Equity Income Fund, Inc. - Class F Shares (FEQIF)

Federated High Yield Trust: Service Shares (FHYT)

Intermediate Corporate Bond Fund - Service Shares (FIIF)

FIDELITY INVESTMENTS

Capital & Income Fund (FCI)

Equity-Income Fund (FEI)

High Income Portfolio - Initial Class (FHIP)

Magellan(R) Fund (FMG)

Puritan Fund (FPR)

Advisor Balanced Fund - Class A (FABA)

Advisor Balanced Fund - Class T (FAB)

Advisor Equity Growth Fund - Class A (FAEGA)

Advisor Equity Income Fund - Class A (FAEIA)

Advisor Equity Income Fund - Class T (FAEI)

VIP Overseas Portfolio - Service Class 2 (FO2)

Advisor Growth Opportunities Fund - Class A (FAGOA)

Advisor Growth Opportunities Fund - Class T (FAGO)

Advisor High Income Advantage Fund - Class T (FAHY)

Advisor Overseas Fund - Class A (FAOA)

Asset Manager 50% (FAM)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Templeton Foreign Securities Fund - Class 2 (TIF2)

Balance Sheet Investment Fund - Class A (FRBSI)

Foreign Fund - Class A (TFF)

Mutual Series Funds - Mutual Shares Fund - Class A (TMSF)

Small-Mid Cap Growth Fund - Class A (FSCG)

INVESCO INVESTMENTS

Real Estate Fund - Class A (AREA)

Small Cap Growth Fund - Investor Class (ASCGI)

Equity and Income Fund - Class A (VKEIA)

Growth and Income Fund - Class A (VKGIA)

Invesco Mid Cap Growth Fund - Class A (VKGA)

JANUS HENDERSON INVESTORS

Balanced Fund - Class S (JBS)

Overseas Fund: Class S (JOS)

Global Research Fund - Class T (JWF)

Global Research Fund - Class S (JWS)

LAZARD FUNDS

U.S. Small-Mid Cap Equity Portfolio - Open Shares (LSC)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS Strategic Income Fund - Class A (MSI)

NATIONWIDE FUNDS GROUP

Bond Fund - Institutional Service Class (NBF)

Bond Index Fund - Class A (NBIXA)

Nationwide Fund: Class A (NFA)

Nationwide Fund - Institutional Service Class (NF)

Government Bond Fund - Institutional Service Class (NGBF)

Nationwide Growth Fund - Institutional Class (NGF)

International Index Fund - Class A (NIIXA)

Investor Destinations Aggressive Fund - Service Class (IDAS)

Investor Destinations Conservative Fund - Service Class (IDCS)

Investor Destinations Moderate Fund - Service Class (IDMS)

Investor Destinations Moderately Aggressive Fund - Service Class (IDMAS)

Investor Destinations Moderately Conservative Fund - Service Class (IDMCS)

Mid Cap Market Index Fund - Class A (NMCIXA)

Nationwide Government Money Market Fund - Investor Class (MMF)

Money Market Fund - Service Class (MMFR)

Nationwide Growth Fund - Class A (NGFA)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)

S&P 500 Index Fund - Service Class (NIXR)

Small Cap Index Fund - Class A (NSCIXA)

Templeton NVIT International Value Fund - Class III (NVTIV3)

NEUBERGER & BERMAN MANAGEMENT, INC.

Genesis Fund - Trust Class (NBGST)

Guardian Fund - Investor Class (NBGF)

Guardian Fund - Trust Class (NBGT)

Large Cap Value Fund - Investor Class (PF)

Large Cap Value Fund - Trust Class (NBPT)

Short Duration Bond Fund - Investor Class (NLMB)

Socially Responsive Fund - Trust Class (NBSRT)

OPPENHEIMER FUNDS

Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares (OVGSS)

Capital Appreciation Fund- Class A (OCAF)

Global Fund - Class A (OGF)

Global Strategic Income Fund - Class A (OSI)

PIMCO FUNDS

PIMCO Total Return Fund - Class A (PMTRA)

PUTNAM INVESTMENTS

Putnam International Equity Fund - Class A (PUIGA)

VIRTUS MUTUAL FUNDS

Virtus Balanced Fund: Class A (PBF)

WADDELL & REED, INC.

Advisors Small Cap Fund - Class A (WRASCA)

WELLS FARGO FUNDS

Advantage Funds(R)-Common Stock Fund - Class A (SACSA)

Advantage Funds(R)-Enterprise Fund - Class A (WFENAD)

Advantage Funds(R)-Growth Fund - Class A (SGRA)

Advantage - Large Cap Core - Class A (WFLCCA)

Advantage Large Cap Growth Fund - Class A (WFLGA)

Advantage Intrinsic Value Fund - Administrative Class (WFAIVD)

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2017

Assets:
Investments at fair value:
Aberdeen Small Cap Fund - Class A (PRSCA)
50,566 shares (cost $1,343,845)	$1,853,254
Global Fixed Income Fund - Institutional Service Class (ADGFIS)
41,342 shares (cost $422,277)	423,753
U.S. Equity Fund - Institutional Service Class (ADUES)
119,439 shares (cost $1,314,515)	1,574,209
International Growth Fund - Class A (TCIGA)
5,017 shares (cost $55,400)	67,179
International Growth Fund - Investor Class (TCIGR)
26,445 shares (cost $302,568)	350,930
Growth Fund - Investor Class (TCG)
173,489 shares (cost $4,835,599)	5,693,901
Income & Growth Fund - Class A (ACIGA)
35,695 shares (cost $1,057,024)	1,400,659
Income & Growth Fund - Investor Class (IGF)
96,267 shares (cost $2,979,667)	3,783,303
Short-Term Government Fund - Investor Class (BSTG)
106,964 shares (cost $1,038,427)	1,016,158
Ultra(R) Fund - Investor Class (TCUL)
183,295 shares (cost $5,515,099)	7,958,656
VP International Fund - Class II (ACVI2)
93,652 shares (cost $987,360)	1,138,805
High-Yield Opportunities Fund - Institutional Class (DWHYOI)
199,848 shares (cost $810,272)	769,416
Appreciation Fund, Inc. (DAF)
75,907 shares (cost $3,058,021)	2,737,950
Balanced Opportunity Fund - Class Z (DPBOZ)
37,802 shares (cost $737,563)	858,488
Dreyfus S&P 500 Index Fund (DSPI)
251,233 shares (cost $10,727,176)	13,579,127
Intermediate Term Income Fund - Class A (DPITIA)
92,454 shares (cost $1,280,621)	1,236,113
Opportunistic Small Cap Fund (DROSC)
3,947 shares (cost $129,178)	144,922
Third Century Fund, Inc. - Class Z (DTC)
39,059 shares (cost $526,376)	442,541
Bond Fund - Class F Shares (FBDF)
173,564 shares (cost $1,645,538)	1,626,295
Equity Income Fund, Inc. - Class F Shares (FEQIF)
1,187 shares (cost $29,569)	30,071
Federated High Yield Trust: Service Shares (FHYT)
261,093 shares (cost $1,736,910)	1,796,318
Intermediate Corporate Bond Fund - Service Shares (FIIF)
27,830 shares (cost $264,195)	255,483
Capital & Income Fund (FCI)
20,906 shares (cost $193,362)	215,331
Equity-Income Fund (FEI)
92,580 shares (cost $4,525,258)	5,619,628
High Income Portfolio - Initial Class (FHIP)
548 shares (cost $3,019)	2,987
Magellan(R) Fund (FMG)
67,140 shares (cost $5,696,970)	7,020,845
Puritan Fund (FPR)
267,858 shares (cost $5,436,525)	6,273,236
Advisor Balanced Fund - Class A (FABA)
6,529 shares (cost $114,692)	136,134
Advisor Balanced Fund - Class T (FAB)
49,767 shares (cost $975,965)	1,049,593
Advisor Equity Growth Fund - Class A (FAEGA)
9,350 shares (cost $668,408)	1,020,986

Advisor Equity Income Fund - Class A (FAEIA)
56,932 shares (cost $1,522,675)	$1,843,446
Advisor Equity Income Fund - Class T (FAEI)
52,407 shares (cost $1,413,276)	1,734,672
VIP Overseas Portfolio - Service Class 2 (FO2)
96,902 shares (cost $1,929,911)	2,195,792
Advisor Growth Opportunities Fund - Class A (FAGOA)
9,711 shares (cost $510,548)	628,572
Advisor Growth Opportunities Fund - Class T (FAGO)
45,721 shares (cost $2,508,720)	2,943,044
Advisor High Income Advantage Fund - Class T (FAHY)
45,567 shares (cost $463,437)	520,835
Advisor Overseas Fund - Class A (FAOA)
38 shares (cost $633)	933
Asset Manager 50% (FAM)
77,860 shares (cost $1,272,511)	1,422,508
Templeton Foreign Securities Fund - Class 2 (TIF2)
127,702 shares (cost $2,042,181)	1,975,551
Balance Sheet Investment Fund - Class A (FRBSI)
33,527 shares (cost $1,362,270)	1,315,921
Foreign Fund - Class A (TFF)
102,371 shares (cost $554,196)	826,136
Mutual Series Funds - Mutual Shares Fund - Class A (TMSF)
133,557 shares (cost $3,119,529)	3,786,353
Small-Mid Cap Growth Fund - Class A (FSCG)
27,809 shares (cost $986,916)	981,925
Real Estate Fund - Class A (AREA)
31,165 shares (cost $724,159)	663,192
Small Cap Growth Fund - Investor Class (ASCGI)
9,017 shares (cost $347,930)	353,663
Equity and Income Fund - Class A (VKEIA)
40,803 shares (cost $407,182)	447,202
Growth and Income Fund - Class A (VKGIA)
38,450 shares (cost $955,782)	1,036,989
Invesco Mid Cap Growth Fund - Class A (VKGA)
110,366 shares (cost $3,876,803)	4,167,416
Balanced Fund - Class S (JBS)
36,204 shares (cost $1,054,571)	1,188,932
Forty Fund - Class T (JAFRT)
477,216 shares (cost $14,362,506)	14,755,507
Overseas Fund - Class S (JOS)
1,889 shares (cost $62,774)	61,690
Janus Research Fund - Class T (JMERC)
85,632 shares (cost $3,697,362)	3,975,027
Global Research Fund - Class T (JWF)
22,333 shares (cost $906,226)	1,758,064
Global Research Fund - Class S (JWS)
3,790 shares (cost $200,224)	302,966
U.S. Small-Mid Cap Equity Portfolio - Open Shares (LSC)
237,949 shares (cost $3,324,157)	3,264,659
MFS Strategic Income Fund - Class A (MSI)
199,843 shares (cost $1,334,626)	1,324,959
Bond Fund - Institutional Service Class (NBF)
155,476 shares (cost $1,532,102)	1,506,560
Bond Index Fund - Class A (NBIXA)
29,006 shares (cost $329,336)	319,937
Nationwide Fund: Class A (NFA)
42,190 shares (cost $683,550)	1,056,022
Nationwide Fund - Institutional Service Class (NF)
112,674 shares (cost $1,888,283)	2,772,915
Nationwide Growth Fund - Institutional Class (NGF)
19,446 shares (cost $193,470)	238,605
International Index Fund - Class A (NIIXA)
499 shares (cost $3,159)	4,229

Investor Destinations Aggressive Fund - Service Class (IDAS)
118,966 shares (cost $1,170,298)	$1,215,836
Investor Destinations Conservative Fund - Service Class (IDCS)
53,292 shares (cost $550,762)	550,503
Investor Destinations Moderate Fund - Service Class (IDMS)
316,744 shares (cost $3,116,227)	3,199,110
Investor Destinations Moderately Aggressive Fund - Service Class (IDMAS)
297,136 shares (cost $2,933,632)	3,119,929
Investor Destinations Moderately Conservative Fund - Service Class (IDMCS)
57,303 shares (cost $585,149)	589,071
Mid Cap Market Index Fund - Class A (NMCIXA)
52,695 shares (cost $904,219)	934,806
Nationwide Government Money Market Fund - Investor Class (MMF)
4,809,540 shares (cost $4,809,540)	4,809,540
Money Market Fund - Service Class (MMFR)
2,060,436 shares (cost $2,060,436)	2,060,436
Nationwide Growth Fund - Class A (NGFA)
56,869 shares (cost $616,546)	662,521
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
117,121 shares (cost $1,458,644)	1,592,846
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
97,713 shares (cost $1,005,562)	984,950
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
231,164 shares (cost $2,914,504)	3,009,753
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
272,798 shares (cost $3,436,108)	3,849,183
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
71,252 shares (cost $814,235)	810,137
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
33,316 shares (cost $362,816)	399,788
S&P 500 Index Fund - Service Class (NIXR)
262,123 shares (cost $3,620,245)	4,201,835
Small Cap Index Fund - Class A (NSCIXA)
35,652 shares (cost $483,659)	490,578
Templeton NVIT International Value Fund - Class III (NVTIV3)
22,051 shares (cost $260,643)	281,811
Nationwide Inflation-Protected Securities Fund - Institutional Service Class (NIPSIS)
174,429 shares (cost $1,712,426)	1,709,405
Genesis Fund - Trust Class (NBGST)
134,047 shares (cost $7,099,309)	7,727,804
Guardian Fund - Investor Class (NBGF)
81,145 shares (cost $1,283,873)	1,419,220
Guardian Fund - Trust Class (NBGT)
18,097 shares (cost $196,202)	189,291
Large Cap Value Fund - Investor Class (PF)
80,065 shares (cost $2,281,264)	2,500,416
Large Cap Value Fund - Trust Class (NBPT)
4,511 shares (cost $141,457)	141,096
Short Duration Bond Fund - Investor Class (NLMB)
40,617 shares (cost $322,458)	315,191
Socially Responsive Fund - Trust Class (NBSRT)
38,236 shares (cost $1,387,706)	1,460,238
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares (OVGSS)
116,779 shares (cost $4,611,925)	5,474,623
Capital Appreciation Fund- Class A (OCAF)
16,902 shares (cost $882,697)	986,756
Global Fund- Class A (OGF)
39,280 shares (cost $2,357,306)	3,770,112
Global Strategic Income Fund - Class A (OSI)
108,102 shares (cost $450,769)	427,004
PIMCO Total Return Fund - Class A (PMTRA)
150,528 shares (cost $1,643,418)	1,545,924
Putnam Growth Opportunities Fund - Class A (PUGOA)
1,567 shares (cost $38,154)	49,053

Putnam International Equity Fund - Class A (PUIGA)
218 shares (cost $4,916)	$5,699
Virtus Balanced Fund: Class A (PBF)
53,282 shares (cost $774,402)	777,386
Advisors Small Cap Fund - Class A (WRASCA)
29,520 shares (cost $488,662)	487,372
Advantage Funds(R) - Common Stock Fund - Class A (SACSA)
92,933 shares (cost $2,063,978)	2,135,589
Advantage Funds(R) - Enterprise Fund - Class A (WFENAD)
2,413 shares (cost $105,646)	111,422
Advantage Funds(R) - Growth Fund - Class A (SGRA)
22,423 shares (cost $903,618)	752,065
Advantage - Large Cap Core - Class A (WFLCCA)
6,838 shares (cost $113,927)	134,774
Advantage Large Cap Growth Fund - Class A (WFLGA)
52,466 shares (cost $2,503,363)	2,396,133
Advantage Intrinsic Value Fund - Administrative Class (WFAIVD)
52,783 shares (cost $653,690)	683,538

Total Investments	$197,413,237

Accounts Receivable - High-Yield Opportunities Fund - Institutional Class (DWHYOI)	715
Accounts Receivable - Intermediate Term Income Fund - Class A (DPITIA)	177
Accounts Receivable - Equity Income Fund, Inc. - Class F Shares (FEQIF)	11
Accounts Receivable - Advisor Overseas Fund - Class A (FAOA)	14
Accounts Receivable - Socially Responsive Fund - Trust Class (NBSRT)	82
Accounts Receivable - Putnam International Equity Fund - Class A (PUIGA)	6
Accounts Payable - High Income Portfolio - Initial Class (FHIP)	(5)
Accounts Payable - Advisor Equity Income Fund - Class A (FAEIA)	(57)
Accounts Payable - Nationwide Fund: Class A (NFA)	(79)
Accounts Payable - Nationwide Inflation-Protected Securities Fund - Institutional Service Class (NIPSIS)	(93)
Accounts Payable - Genesis Fund - Trust Class (NBGST)	(152)
Accounts Payable - Guardian Fund - Trust Class (NBGT)	(50)
Accounts Payable - PIMCO Total Return Fund - Class A (PMTRA)	(100)
Other Accounts Payable	(457)

$197,413,249

Contract Owners’ Equity:
Accumulation units	197,382,754
Contracts in payout (annuitization) period (note 1f)	30,495

Total Contract Owners’ Equity (note 5)	$197,413,249

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF OPERATIONS

Year Ended December 31, 2017

Investment Activity:	Total	PRSCA	ADGFIS	ADUES	TCIGA	TCIGR	TCG	ACIGA
Reinvested dividends	$2,247,310	-	-	6,668	433	3,142	9,082	28,268
Mortality and expense risk charges (note 2)	(2,451,641)	(23,671)	(6,082)	(19,568)	(767)	(4,689)	(69,018)	(16,182)

Net investment income (loss)	(204,331)	(23,671)	(6,082)	(12,900)	(334)	(1,547)	(59,936)	12,086

Realized gain (loss) on investments	6,763,739	192,581	(3,260)	70,839	550	26,871	214,096	141,015
Change in unrealized gain (loss) on investments	11,798,047	(7,492)	9,410	64,967	12,254	51,618	634,980	(2,692)

Net gain (loss) on investments	18,561,786	185,089	6,150	135,806	12,804	78,489	849,076	138,323

Reinvested capital gains	12,262,616	-	1,396	143,690	2,772	14,556	527,616	91,097

Net increase (decrease) in contract owners’ equity resulting from operations	$30,620,071	161,418	1,464	266,596	15,242	91,498	1,316,756	241,506

Investment Activity:	IGF	BSTG	TCUL	ACVI2	DWHYOI	DAF	DPBOZ	DSPI
Reinvested dividends	$87,125	10,972	12,170	8,373	42,513	31,641	8,961	199,532
Mortality and expense risk charges (note 2)	(47,332)	(13,649)	(95,113)	(14,098)	(10,114)	(34,020)	(11,754)	(166,800)

Net investment income (loss)	39,793	(2,677)	(82,943)	(5,725)	32,399	(2,379)	(2,793)	32,732

Realized gain (loss) on investments	145,889	(2,938)	538,017	4,738	(18,746)	(13,687)	81,753	329,512
Change in unrealized gain (loss) on investments	200,725	(5,531)	1,065,089	278,983	30,279	227,663	(24,442)	984,543

Net gain (loss) on investments	346,614	(8,469)	1,603,106	283,721	11,533	213,976	57,311	1,314,055

Reinvested capital gains	245,375	-	432,262	-	-	387,728	35,653	949,814

Net increase (decrease) in contract owners’ equity resulting from operations	$631,782	(11,146)	1,952,425	277,996	43,932	599,325	90,171	2,296,601

Investment Activity:	DPITIA	DROSC	DTC	FBDF	FEQIF	FHYT	FIIF	FCI
Reinvested dividends	$30,474	-	4,140	62,621	507	91,908	7,592	9,379
Mortality and expense risk charges (note 2)	(16,734)	(1,754)	(5,996)	(21,329)	(346)	(24,941)	(3,474)	(3,016)

Net investment income (loss)	13,740	(1,754)	(1,856)	41,292	161	66,967	4,118	6,363

Realized gain (loss) on investments	(4,258)	2,139	(310)	1,671	4,625	17,914	(2,052)	19,050
Change in unrealized gain (loss) on investments	16,909	9,600	(24,824)	40,202	(1,656)	37,327	2,111	(4,337)

Net gain (loss) on investments	12,651	11,739	(25,134)	41,873	2,969	55,241	59	14,713

Reinvested capital gains	10,502	15,936	89,185	1,969	974	-	3,010	2,418

Net increase (decrease) in contract owners’ equity resulting from operations	$36,893	25,921	62,195	85,134	4,104	122,208	7,187	23,494

Investment Activity:	FEI	FHIP	FMG	FPR	FABA	FAB	FAEGA	FAEIA
Reinvested dividends	$110,471	158	53,477	85,176	1,603	14,708	-	30,942
Mortality and expense risk charges (note 2)	(71,186)	(37)	(87,036)	(80,525)	(1,534)	(21,851)	(11,398)	(23,140)

Net investment income (loss)	39,285	121	(33,559)	4,651	69	(7,143)	(11,398)	7,802

Realized gain (loss) on investments	67,597	1	37,022	312,249	1,841	308,836	32,017	201,885
Change in unrealized gain (loss) on investments	250,282	37	866,170	487,727	8,884	(147,868)	119,899	(177,032)

Net gain (loss) on investments	317,879	38	903,192	799,976	10,725	160,968	151,916	24,853

Reinvested capital gains	259,471	-	607,827	173,948	6,819	73,192	112,427	152,977

Net increase (decrease) in contract owners’ equity resulting from operations	$616,635	159	1,477,460	978,575	17,613	227,017	252,945	185,632

Investment Activity:	FAEI	FO2	FAGOA	FAGO	FAHY	FAOA	FAM	TIF2
Reinvested dividends	$25,061	24,660	-	-	24,391	8	19,181	51,478
Mortality and expense risk charges (note 2)	(22,270)	(24,335)	(6,622)	(32,023)	(6,607)	(7)	(17,639)	(25,567)

Net investment income (loss)	2,791	325	(6,622)	(32,023)	17,784	1	1,542	25,911

Realized gain (loss) on investments	88,423	(56)	2,730	146,676	24,445	10	68,579	(76,315)
Change in unrealized gain (loss) on investments	(61,716)	454,676	110,787	356,271	6,571	174	50,310	329,304

Net gain (loss) on investments	26,707	454,620	113,517	502,947	31,016	184	118,889	252,989

Reinvested capital gains	142,655	1,919	44,821	205,163	-	25	40,263	-

Net increase (decrease) in contract owners’ equity resulting from operations	$172,153	456,864	151,716	676,087	48,800	210	160,694	278,900

Investment Activity:	FRBSI	TFF	TMSF	FSCG	AREA	ASCGI	VKEIA	VKGIA
Reinvested dividends	$14,321	11,375	77,240	-	7,726	-	8,585	17,864
Mortality and expense risk charges (note 2)	(16,689)	(10,429)	(49,559)	(12,685)	(8,677)	(3,973)	(5,675)	(12,436)

Net investment income (loss)	(2,368)	946	27,681	(12,685)	(951)	(3,973)	2,910	5,428

Realized gain (loss) on investments	2,277	47,571	299,118	91,815	(6,895)	(288)	10,359	44,486
Change in unrealized gain (loss) on investments	53,301	71,835	(224,850)	30,482	25,779	45,080	5,031	(17,094)

Net gain (loss) on investments	55,578	119,406	74,268	122,297	18,884	44,792	15,390	27,392

Reinvested capital gains	83,955	-	165,698	79,305	30,330	28,539	19,874	89,157

Net increase (decrease) in contract owners’ equity resulting from operations	$137,165	120,352	267,647	188,917	48,263	69,358	38,174	121,977

Investment Activity:	VKGA	JBS	JAFRT	JOS	JMERC	JWF	JWS	LSC
Reinvested dividends	$-	18,618	111,164	940	18,147	10,547	937	8,170
Mortality and expense risk charges (note 2)	(50,713)	(13,503)	(123,793)	(698)	(33,400)	(21,963)	(3,462)	(39,795)

Net investment income (loss)	(50,713)	5,115	(12,629)	242	(15,253)	(11,416)	(2,525)	(31,625)

Realized gain (loss) on investments	47,919	31,301	77,348	(1,750)	16,574	119,760	27,466	(13,379)
Change in unrealized gain (loss) on investments	416,392	100,757	393,001	15,809	277,665	266,055	37,172	27,367

Net gain (loss) on investments	464,311	132,058	470,349	14,059	294,239	385,815	64,638	13,988

Reinvested capital gains	332,436	38,397	1,148,769	-	173,194	-	-	380,513

Net increase (decrease) in contract owners’ equity resulting from operations	$746,034	175,570	1,606,489	14,301	452,180	374,399	62,113	362,876

Investment Activity:	MSI	NBF	NBIXA	NFA	NF	NGBF	NGF	NIIXA
Reinvested dividends	$33,781	41,301	7,864	8,404	29,136	30,153	912	103
Mortality and expense risk charges (note 2)	(13,890)	(20,143)	(5,088)	(12,971)	(35,004)	(20,592)	(2,875)	(40)

Net investment income (loss)	19,891	21,158	2,776	(4,567)	(5,868)	9,561	(1,963)	63

Realized gain (loss) on investments	(2,231)	(1,132)	(12,481)	55,386	218,351	(74,846)	21,418	21
Change in unrealized gain (loss) on investments	22,826	19,750	18,210	37,638	24,266	82,179	11,193	576

Net gain (loss) on investments	20,595	18,618	5,729	93,024	242,617	7,333	32,611	597

Reinvested capital gains	-	-	-	84,344	224,449	-	21,519	148

Net increase (decrease) in contract owners’ equity resulting from operations	$40,486	39,776	8,505	172,801	461,198	16,894	52,167	808

Investment Activity:	IDAS	IDCS	IDMS	IDMAS	IDMCS	NMCIXA	MMF	MMFR
Reinvested dividends	$27,471	11,345	73,087	71,035	13,206	7,033	16,888	4,682
Mortality and expense risk charges (note 2)	(15,929)	(6,516)	(42,932)	(38,409)	(7,822)	(10,868)	(68,502)	(29,669)

Net investment income (loss)	11,542	4,829	30,155	32,626	5,384	(3,835)	(51,614)	(24,987)

Realized gain (loss) on investments	83,107	29	191,351	134,608	(8,461)	28,309	-	-
Change in unrealized gain (loss) on investments	(17,026)	15,158	(18,455)	18,032	32,470	(9,831)	-	-

Net gain (loss) on investments	66,081	15,187	172,896	152,640	24,009	18,478	-	-

Reinvested capital gains	130,201	5,004	176,134	273,377	20,567	101,863	48	21

Net increase (decrease) in contract owners’ equity resulting from operations	$207,824	25,020	379,185	458,643	49,960	116,506	(51,566)	(24,966)

Investment Activity:	NGFA	GVIDA	GVIDC	GVIDM	GVDMA	GVDMC	NVMIG6	NIXR
Reinvested dividends	$973	23,048	19,002	51,062	59,795	14,940	3,878	54,076
Mortality and expense risk charges (note 2)	(7,686)	(18,751)	(12,614)	(36,281)	(46,827)	(9,763)	(4,914)	(48,906)

Net investment income (loss)	(6,713)	4,297	6,388	14,781	12,968	5,177	(1,036)	5,170

Realized gain (loss) on investments	(5,422)	75,798	(3,523)	53,969	153,285	3,785	1,677	141,194
Change in unrealized gain (loss) on investments	85,520	38,843	17,826	66,400	113,194	15,564	77,905	342,225

Net gain (loss) on investments	80,098	114,641	14,303	120,369	266,479	19,349	79,582	483,419

Reinvested capital gains	62,566	102,736	20,177	167,599	230,547	31,874	-	206,217

Net increase (decrease) in contract owners’ equity resulting from operations	$135,951	221,674	40,868	302,749	509,994	56,400	78,546	694,806

Investment Activity:	NSCIXA	NVTIV3	NIPSIS	NBGST	NBGF	NBGT	PF	NBPT
Reinvested dividends	$3,453	5,338	10,262	5,899	8,187	1,280	30,919	1,458
Mortality and expense risk charges (note 2)	(6,036)	(3,465)	(1,658)	(93,499)	(17,280)	(2,058)	(33,415)	(1,686)

Net investment income (loss)	(2,583)	1,873	8,604	(87,600)	(9,093)	(778)	(2,496)	(228)

Realized gain (loss) on investments	35,583	(13,711)	(8)	351,588	75,927	(1,620)	109,032	(646)
Change in unrealized gain (loss) on investments	(47,481)	62,846	(3,021)	(206,015)	131,150	21,370	7,924	6,962

Net gain (loss) on investments	(11,898)	49,135	(3,029)	145,573	207,077	19,750	116,956	6,316

Reinvested capital gains	70,871	-	-	926,884	83,251	17,813	176,031	9,472

Net increase (decrease) in contract owners’ equity resulting from operations	$56,390	51,008	5,575	984,857	281,235	36,785	290,491	15,560

Investment Activity:	NLMB	NBSRT	OVGSS	OCAF	OGF	OSI	PMTRA	PUGOA
Reinvested dividends	$4,672	6,135	34,101	124	19,724	18,662	36,033	123
Mortality and expense risk charges (note 2)	(4,417)	(16,668)	(61,551)	(11,929)	(44,477)	(5,434)	(19,435)	(583)

Net investment income (loss)	255	(10,533)	(27,450)	(11,805)	(24,753)	13,228	16,598	(460)

Realized gain (loss) on investments	(1,224)	27,474	(9,834)	114,515	74,855	(6,569)	(13,525)	2,165
Change in unrealized gain (loss) on investments	(823)	127,597	1,433,536	33,793	783,620	14,267	51,311	10,427

Net gain (loss) on investments	(2,047)	155,071	1,423,702	148,308	858,475	7,698	37,786	12,592

Reinvested capital gains	-	75,719	-	84,036	190,905	-	-	788

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,792)	220,257	1,396,252	220,539	1,024,627	20,926	54,384	12,920

Investment Activity:	PUIGA	PBF	WRASCA	SACSA	WFENAD	SGRA	WFLCCA	WFLGA
Reinvested dividends	$19	10,934	-	-	-	-	885	-
Mortality and expense risk charges (note 2)	(73)	(9,827)	(4,777)	(25,683)	(1,399)	(8,099)	(1,210)	(29,032)

Net investment income (loss)	(54)	1,107	(4,777)	(25,683)	(1,399)	(8,099)	(325)	(29,032)

Realized gain (loss) on investments	11	(6,883)	(6,260)	1,137	1,952	(9,764)	1,139	(1,993)
Change in unrealized gain (loss) on investments	1,177	124,543	28,743	118,150	12,918	23,293	17,271	183,064

Net gain (loss) on investments	1,188	117,660	22,483	119,287	14,870	13,529	18,410	181,071

Reinvested capital gains	-	5,329	61,076	211,941	11,258	186,851	1,458	447,930

Net increase (decrease) in contract owners’ equity resulting from operations	$1,134	124,096	78,782	305,545	24,729	192,281	19,543	599,969

Investment Activity:	WFAIVD	JF	JTF
Reinvested dividends	$4,555	19,916	19,007
Mortality and expense risk charges (note 2)	(8,542)	(15,324)	(57,418)

Net investment income (loss)	(3,987)	4,592	(38,411)

Realized gain (loss) on investments	7,873	561,186	661,516
Change in unrealized gain (loss) on investments	36,100	(263,417)	320,335

Net gain (loss) on investments	43,973	297,769	981,851

Reinvested capital gains	48,463	115,179	330,343

Net increase (decrease) in contract owners’ equity resulting from operations	$88,449	417,540	1,273,783

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2017 and 2016

	Total		PRSCA		ADGFIS		ADUES
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(204,331)	(124,220)	(23,671)	(25,057)	(6,082)	(5,900)	(12,900)	(14,356)
Realized gain (loss) on investments	6,763,739	3,169,734	192,581	663,692	(3,260)	(4,262)	70,839	65,797
Change in unrealized gain (loss) on investments	11,798,047	384,418	(7,492)	(229,201)	9,410	42,351	64,967	(81,009)
Reinvested capital gains	12,262,616	7,241,895	-	-	1,396	5,610	143,690	153,861

Net increase (decrease)in contract owners’ equity resulting from operations	30,620,071	10,671,827	161,418	409,434	1,464	37,799	266,596	124,293

Equity transactions:
Purchase payments received from contract owners (note 3)	8,947,657	8,938,816	105,320	49,352	25,045	19,759	53,853	45,271
Transfers between funds	-	-	(257,877)	(9,009)	(47,903)	85,443	(19,259)	43,283
Redemptions (note 3)	(26,538,757)	(29,987,947)	(173,926)	(713,973)	(53,314)	(52,366)	(175,590)	(139,428)
Annuity benefits	(1,906)	(356)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(133,203)	(142,233)	(987)	(1,119)	(425)	(423)	(1,330)	(1,377)
Contingent deferred sales charges (note 2)	(25,636)	(23,193)	(24)	(156)	(8)	-	(36)	(117)
Adjustments to maintain reserves	(5,576)	(1,467)	(70)	(22)	(14)	(10)	(10)	(13)

Net equity transactions	(17,757,421)	(21,216,380)	(327,564)	(674,927)	(76,619)	52,403	(142,372)	(52,381)

Net change in contract owners’ equity	12,862,650	(10,544,553)	(166,146)	(265,493)	(75,155)	90,202	124,224	71,912
Contract owners’ equity beginning of period	184,550,599	195,095,152	2,019,370	2,284,863	498,906	408,704	1,449,982	1,378,070

Contract owners’ equity end of period	$197,413,249	184,550,599	1,853,224	2,019,370	423,751	498,906	1,574,206	1,449,982

CHANGES IN UNITS:
Beginning units	7,834,655	8,727,046	44,273	63,911	45,021	40,275	84,286	87,681
Units purchased	2,580,007	956,200	2,843	11,752	2,821	10,438	3,450	9,447
Units redeemed	(1,898,083)	(1,848,591)	(9,900)	(31,390)	(9,719)	(5,692)	(11,091)	(12,842)

Ending units	8,516,579	7,834,655	37,216	44,273	38,123	45,021	76,645	84,286

	TCIGA		TCIGR		TCG		ACIGA
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(334)	(582)	(1,547)	(2,927)	(59,936)	(36,600)	12,086	13,858
Realized gain (loss) on investments	550	1,163	26,871	12,788	214,096	127,507	141,015	33,716
Change in unrealized gain (loss) on investments	12,254	(4,814)	51,618	(36,434)	634,980	(165,618)	(2,692)	94,369
Reinvested capital gains	2,772	-	14,556	-	527,616	209,271	91,097	24,051

Net increase (decrease) in contract owners’ equity resulting from operations	15,242	(4,233)	91,498	(26,573)	1,316,756	134,560	241,506	165,994

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	92,990	120,836	21,854	39,558
Transfers between funds	-	-	(1,971)	(22,499)	(8,963)	(113,129)	(26,169)	11,013
Redemptions (note 3)	(686)	(3,395)	(63,841)	(22,382)	(435,248)	(718,321)	(350,745)	(228,127)
Annuity benefits	-	-	-	-	(191)	-	-	-
Contract maintenance charges (note 2)	-	-	(555)	(598)	(3,723)	(4,040)	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	(285)	(221)	(67)	(289)
Adjustments to maintain reserves	(26)	(19)	(25)	(5)	(365)	18	(93)	(9)

Net equity transactions	(712)	(3,414)	(66,392)	(45,484)	(355,785)	(714,857)	(355,220)	(177,854)

Net change in contract owners’ equity	14,530	(7,647)	25,106	(72,057)	960,971	(580,297)	(113,714)	(11,860)
Contract owners’ equity beginning of period	52,633	60,280	325,813	397,870	4,732,920	5,313,217	1,514,365	1,526,225

Contract owners’ equity end of period	$67,163	52,633	350,919	325,813	5,693,891	4,732,920	1,400,651	1,514,365

CHANGES IN UNITS:
Beginning units	5,517	5,866	11,403	12,950	90,504	95,491	94,876	107,376
Units purchased	-	-	-	-	2,651	5,432	1,934	6,062
Units redeemed	(62)	(349)	(1,907)	(1,547)	(7,916)	(10,419)	(22,604)	(18,562)

Ending units	5,455	5,517	9,496	11,403	85,239	90,504	74,206	94,876

	IGF		BSTG		TCUL		ACVI2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$39,793	34,584	(2,677)	(7,808)	(82,943)	(69,495)	(5,725)	(3,524)
Realized gain (loss) on investments	145,889	43,232	(2,938)	(4,260)	538,017	349,355	4,738	(17,148)
Change in unrealized gain (loss) on investments	200,725	235,713	(5,531)	1,190	1,065,089	(342,897)	278,983	(50,653)
Reinvested capital gains	245,375	55,866	-	-	432,262	294,552	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	631,782	369,395	(11,146)	(10,878)	1,952,425	231,515	277,996	(71,325)

Equity transactions:
Purchase payments received from contract owners (note 3)	197,852	188,909	43,050	47,085	355,390	179,074	93,426	63,166
Transfers between funds	(20,779)	123,202	(29,093)	(28,975)	260,674	182,668	(29,620)	(62,742)
Redemptions (note 3)	(492,496)	(336,108)	(92,742)	(92,152)	(1,339,229)	(939,930)	(162,843)	(67,201)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(3,409)	(3,639)	(739)	(787)	(6,049)	(6,237)	(445)	(486)
Contingent deferred sales charges (note 2)	(57)	(21)	(9)	(53)	(343)	(420)	(256)	(204)
Adjustments to maintain reserves	(14)	(16)	(21)	(23)	(38)	(29)	(48)	(29)

Net equity transactions	(318,903)	(27,673)	(79,554)	(74,905)	(729,595)	(584,874)	(99,786)	(67,496)

Net change in contract owners’ equity	312,879	341,722	(90,700)	(85,783)	1,222,830	(353,359)	178,210	(138,821)
Contract owners’ equity beginning of period	3,470,406	3,128,684	1,106,816	1,192,599	6,735,832	7,089,191	960,598	1,099,419

Contract owners’ equity end of period	$3,783,285	3,470,406	1,016,116	1,106,816	7,958,662	6,735,832	1,138,808	960,598

CHANGES IN UNITS:
Beginning units	105,004	106,114	58,445	63,426	252,800	262,570	111,506	118,995
Units purchased	7,056	10,757	3,179	12,608	19,470	36,215	10,145	9,098
Units redeemed	(15,916)	(11,867)	(5,872)	(17,589)	(43,856)	(45,985)	(19,372)	(16,587)

Ending units	96,144	105,004	55,752	58,445	228,414	252,800	102,279	111,506

	DWHYOI		DAF		DPBOZ		DSPI
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$32,399	35,643	(2,379)	5,186	(2,793)	1,252	32,732	50,307
Realized gain (loss) on investments	(18,746)	(29,946)	(13,687)	75,403	81,753	20,197	329,512	270,821
Change in unrealized gain (loss) on investments	30,279	82,889	227,663	(503,261)	(24,442)	46,183	984,543	(215,551)
Reinvested capital gains	-	-	387,728	571,634	35,653	-	949,814	965,208

Net increase (decrease) in contract owners’ equity resulting from operations	43,932	88,586	599,325	148,962	90,171	67,632	2,296,601	1,070,785

Equity transactions:
Purchase payments received from contract owners (note 3)	77,195	73,232	107,035	90,465	21,346	32,147	709,985	689,421
Transfers between funds	(10,440)	(8,544)	(108,052)	(25,732)	(81,202)	200,295	(125,819)	64,828
Redemptions (note 3)	(132,314)	(170,346)	(441,360)	(216,118)	(109,211)	(98,704)	(1,079,434)	(1,595,324)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(722)	(881)	(1,347)	(1,472)	(452)	(487)	(10,612)	(11,125)
Contingent deferred sales charges (note 2)	(61)	(1)	(439)	(21)	-	(100)	(456)	(293)
Adjustments to maintain reserves	(250)	(221)	2	(74)	(38)	(68)	(29)	(43)

Net equity transactions	(66,592)	(106,761)	(444,161)	(152,952)	(169,557)	133,083	(506,365)	(852,536)

Net change in contract owners’ equity	(22,660)	(18,175)	155,164	(3,990)	(79,386)	200,715	1,790,236	218,249
Contract owners’ equity beginning of period	792,791	810,966	2,582,813	2,586,803	937,832	737,117	11,788,858	11,570,609

Contract owners’ equity end of period	$770,131	792,791	2,737,977	2,582,813	858,446	937,832	13,579,094	11,788,858

CHANGES IN UNITS:
Beginning units	40,079	45,923	141,580	149,963	59,877	51,166	219,191	236,442
Units purchased	4,256	6,257	5,706	5,225	2,303	15,825	17,639	19,490
Units redeemed	(7,566)	(12,101)	(27,135)	(13,608)	(12,482)	(7,114)	(25,867)	(36,741)

Ending units	36,769	40,079	120,151	141,580	49,698	59,877	210,963	219,191

	DPITIA		DROSC		DTC		FBDF
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$13,740	9,985	(1,754)	(1,377)	(1,856)	(1,658)	41,292	45,587
Realized gain (loss) on investments	(4,258)	533	2,139	(7,241)	(310)	25,335	1,671	(4,277)
Change in unrealized gain (loss) on investments	16,909	(5,263)	9,600	20,480	(24,824)	350	40,202	66,467
Reinvested capital gains	10,502	951	15,936	455	89,185	21,044	1,969	783

Net increase (decrease) in contract owners’ equity resulting from operations	36,893	6,206	25,921	12,317	62,195	45,071	85,134	108,560

Equity transactions:
Purchase payments received from contract owners (note 3)	57,837	56,094	7,514	6,027	8,590	8,633	79,434	67,142
Transfers between funds	5,085	31,603	8,609	20,342	(56,248)	(6,614)	19,383	(16,299)
Redemptions (note 3)	(200,813)	(240,808)	(8,205)	(38,780)	(91,097)	(103,886)	(191,477)	(137,523)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(893)	(1,027)	-	-	(448)	(486)	(1,229)	(1,264)
Contingent deferred sales charges (note 2)	(31)	-	-	(113)	-	(41)	(40)	-
Adjustments to maintain reserves	78	90	(4)	(4)	(12)	(17)	(18)	(31)

Net equity transactions	(138,737)	(154,048)	7,914	(12,528)	(139,215)	(102,411)	(93,947)	(87,975)

Net change in contract owners’ equity	(101,844)	(147,842)	33,835	(211)	(77,020)	(57,340)	(8,813)	20,585
Contract owners’ equity beginning of period	1,338,134	1,485,976	111,087	111,298	519,557	576,897	1,635,121	1,614,536

Contract owners’ equity end of period	$1,236,290	1,338,134	144,922	111,087	442,537	519,557	1,626,308	1,635,121

CHANGES IN UNITS:
Beginning units	105,338	117,563	5,445	6,249	21,203	24,200	68,476	72,232
Units purchased	4,865	7,653	1,288	1,489	221	252	4,975	3,377
Units redeemed	(15,599)	(19,878)	(927)	(2,293)	(3,898)	(3,249)	(8,810)	(7,133)

Ending units	94,604	105,338	5,806	5,445	17,526	21,203	64,641	68,476

	FEQIF		FHYT		FIIF		FCI
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$161	221	66,967	77,342	4,118	4,979	6,363	7,527
Realized gain (loss) on investments	4,625	1,115	17,914	(3,634)	(2,052)	(1,809)	19,050	687
Change in unrealized gain (loss) on investments	(1,656)	(148)	37,327	163,463	2,111	3,322	(4,337)	12,032
Reinvested capital gains	974	464	-	-	3,010	735	2,418	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,104	1,652	122,208	237,171	7,187	7,227	23,494	20,246

Equity transactions:
Purchase payments received from contract owners (note 3)	33,577	-	158,529	121,673	6,440	4,389	-	-
Transfers between funds	(33,894)	-	21,565	754,919	5,736	7,051	(42,832)	-
Redemptions (note 3)	-	(8,040)	(876,040)	(529,611)	(42,227)	(37,428)	(23,937)	(40,624)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(1,060)	(1,252)	-	-	(294)	(301)
Contingent deferred sales charges (note 2)	-	-	(458)	(34)	(30)	(5)	-	-
Adjustments to maintain reserves	(2)	7	(33)	(47)	(39)	6	(54)	(41)

Net equity transactions	(319)	(8,033)	(697,497)	345,648	(30,120)	(25,987)	(67,117)	(40,966)

Net change in contract owners’ equity	3,785	(6,381)	(575,289)	582,819	(22,933)	(18,760)	(43,623)	(20,720)
Contract owners’ equity beginning of period	26,297	32,678	2,371,595	1,788,776	278,392	297,152	258,909	279,629

Contract owners’ equity end of period	$30,082	26,297	1,796,306	2,371,595	255,459	278,392	215,286	258,909

CHANGES IN UNITS:
Beginning units	1,838	2,479	97,140	84,526	16,228	17,742	1,801	2,126
Units purchased	2,150	-	9,054	38,104	1,246	1,871	-	-
Units redeemed	(2,150)	(641)	(35,275)	(25,490)	(2,919)	(3,385)	(442)	(325)

Ending units	1,838	1,838	70,919	97,140	14,555	16,228	1,359	1,801

	FEI		FHIP		FMG		FPR
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$39,285	65,497	121	113	(33,559)	(49,183)	4,651	27,514
Realized gain (loss) on investments	67,597	(112,837)	1	(1)	37,022	(73,553)	312,249	3,689
Change in unrealized gain (loss) on investments	250,282	736,389	37	218	866,170	199,235	487,727	70,377
Reinvested capital gains	259,471	110,878	-	-	607,827	147,362	173,948	118,592

Net increase (decrease) in contract owners’ equity resulting from operations	616,635	799,927	159	330	1,477,460	223,861	978,575	220,172

Equity transactions:
Purchase payments received from contract owners (note 3)	177,847	245,456	-	-	187,454	302,622	332,381	386,300
Transfers between funds	(117,571)	(92,208)	-	-	(58,308)	(198,505)	(128,858)	304,190
Redemptions (note 3)	(569,531)	(1,024,010)	-	-	(849,317)	(1,597,896)	(911,945)	(794,253)
Annuity benefits	(391)	(356)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(4,453)	(4,798)	-	-	(7,214)	(7,959)	(4,793)	(5,144)
Contingent deferred sales charges (note 2)	(188)	(1,669)	-	-	(224)	(177)	(374)	(16)
Adjustments to maintain reserves	234	335	(2)	(2)	(44)	3	(25)	(7)

Net equity transactions	(514,053)	(877,250)	(2)	(2)	(727,653)	(1,501,912)	(713,614)	(108,930)

Net change in contract owners’ equity	102,582	(77,323)	157	328	749,807	(1,278,051)	264,961	111,242
Contract owners’ equity beginning of period	5,517,052	5,594,375	2,825	2,497	6,271,015	7,549,066	6,008,264	5,897,022

Contract owners’ equity end of period	$5,619,634	5,517,052	2,982	2,825	7,020,822	6,271,015	6,273,225	6,008,264

CHANGES IN UNITS:
Beginning units	34,104	40,068	69	69	138,345	172,996	116,266	118,299
Units purchased	1,290	2,053	-	-	4,190	8,811	9,499	17,210
Units redeemed	(4,347)	(8,017)	-	-	(18,502)	(43,462)	(22,192)	(19,243)

Ending units	31,047	34,104	69	69	124,033	138,345	103,573	116,266

	FABA		FAB		FAEGA		FAEIA
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$69	(3)	(7,143)	(5,474)	(11,398)	(10,741)	7,802	13,517
Realized gain (loss) on investments	1,841	4,283	308,836	11,612	32,017	112,709	201,885	20,590
Change in unrealized gain (loss) on investments	8,884	(68)	(147,868)	76,383	119,899	(144,873)	(177,032)	192,783
Reinvested capital gains	6,819	394	73,192	7,923	112,427	46,476	152,977	42,245

Net increase (decrease) in contract owners’ equity resulting from operations	17,613	4,606	227,017	90,444	252,945	3,571	185,632	269,135

Equity transactions:
Purchase payments received from contract owners (note 3)	-	33,703	66,823	64,147	14,294	15,758	89,654	43,978
Transfers between funds	(52)	42	95,031	82,394	17,822	(11,369)	16,196	(22,882)
Redemptions (note 3)	(2,770)	(1,702)	(1,137,814)	(112,246)	(35,144)	(94,915)	(346,948)	(248,645)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(1,553)	(1,466)	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(238)	(1)	(13)	(154)	(2,504)	(85)
Adjustments to maintain reserves	(23)	11	4	(23)	(57)	-	(98)	(51)

Net equity transactions	(2,845)	32,054	(977,747)	32,805	(3,098)	(90,680)	(243,700)	(227,685)

Net change in contract owners’ equity	14,768	36,660	(750,730)	123,249	249,847	(87,109)	(58,068)	41,450
Contract owners’ equity beginning of period	121,388	84,728	1,800,335	1,677,086	771,145	858,254	1,901,457	1,860,007

Contract owners’ equity end of period	$136,156	121,388	1,049,605	1,800,335	1,020,992	771,145	1,843,389	1,901,457

CHANGES IN UNITS:
Beginning units	6,912	5,141	71,592	70,241	63,534	69,961	89,257	101,379
Units purchased	-	2,257	6,127	6,219	2,781	11,892	8,688	2,677
Units redeemed	(153)	(486)	(41,197)	(4,868)	(3,115)	(18,319)	(19,619)	(14,799)

Ending units	6,759	6,912	36,522	71,592	63,200	63,534	78,326	89,257

	FAEI		FO2		FAGOA		FAGO
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$2,791	6,808	325	(1,958)	(6,622)	(6,271)	(32,023)	(30,252)
Realized gain (loss) on investments	88,423	10,426	(56)	(63,831)	2,730	123,836	146,676	325,735
Change in unrealized gain (loss) on investments	(61,716)	184,746	454,676	(63,499)	110,787	(177,422)	356,271	(639,304)
Reinvested capital gains	142,655	35,869	1,919	2,874	44,821	62,339	205,163	290,663

Net increase (decrease) in contract owners’ equity resulting from operations	172,153	237,849	456,864	(126,414)	151,716	2,482	676,087	(53,158)

Equity transactions:
Purchase payments received from contract owners (note 3)	60,447	79,626	115,476	131,947	7,373	8,275	133,192	139,909
Transfers between funds	(23,450)	(78,140)	108,484	(77,155)	20,562	(107,245)	302,523	(134,155)
Redemptions (note 3)	(152,661)	(150,219)	(81,682)	(412,290)	(4,059)	(10,335)	(258,997)	(513,449)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,720)	(1,876)	(839)	(838)	-	-	(3,218)	(3,511)
Contingent deferred sales charges (note 2)	(29)	-	(26)	(792)	-	(1)	(54)	(90)
Adjustments to maintain reserves	(23)	1	(54)	(26)	(45)	(28)	(7)	(10)

Net equity transactions	(117,436)	(150,608)	141,359	(359,154)	23,831	(109,334)	173,439	(511,306)

Net change in contract owners’ equity	54,717	87,241	598,223	(485,568)	175,547	(106,852)	849,526	(564,464)
Contract owners’ equity beginning of period	1,679,949	1,592,708	1,597,555	2,083,123	453,000	559,852	2,093,521	2,657,985

Contract owners’ equity end of period	$1,734,666	1,679,949	2,195,778	1,597,555	628,547	453,000	2,943,047	2,093,521

CHANGES IN UNITS:
Beginning units	50,422	55,331	182,467	222,466	32,143	39,198	85,084	106,324
Units purchased	3,848	2,781	28,237	23,201	1,748	11,012	16,163	6,784
Units redeemed	(7,185)	(7,690)	(15,247)	(63,200)	(323)	(18,067)	(11,061)	(28,024)

Ending units	47,085	50,422	195,457	182,467	33,568	32,143	90,186	85,084

	FAHY		FAOA		FAM		TIF2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$17,784	17,874	1	2	1,542	3,436	25,911	11,955
Realized gain (loss) on investments	24,445	37,993	10	1	68,579	4,842	(76,315)	(126,280)
Change in unrealized gain (loss) on investments	6,571	4,197	174	(53)	50,310	46,608	329,304	189,966
Reinvested capital gains	-	-	25	1	40,263	6,879	-	32,600

Net increase (decrease) in contract owners’ equity resulting from operations	48,800	60,064	210	(49)	160,694	61,765	278,900	108,241

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	35,634	32,333	112,182	137,114
Transfers between funds	33,103	(23,013)	-	-	131,617	23,205	(82,960)	(4,119)
Redemptions (note 3)	(62,088)	(53,583)	1	1	(230,400)	(99,441)	(272,723)	(334,929)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(401)	(503)	-	-	(1,601)	(1,680)	(687)	(802)
Contingent deferred sales charges (note 2)	-	-	-	-	(143)	-	(78)	(91)
Adjustments to maintain reserves	32	(24)	(2)	(8)	(19)	(11)	(31)	(43)

Net equity transactions	(29,354)	(77,123)	(1)	(7)	(64,912)	(45,594)	(244,297)	(202,870)

Net change in contract owners’ equity	19,446	(17,059)	209	(56)	95,782	16,171	34,603	(94,629)
Contract owners’ equity beginning of period	501,382	518,441	738	794	1,326,723	1,310,552	1,940,952	2,035,581

Contract owners’ equity end of period	$520,828	501,382	947	738	1,422,505	1,326,723	1,975,555	1,940,952

CHANGES IN UNITS:
Beginning units	15,948	18,235	63	63	42,107	43,694	229,506	254,674
Units purchased	1,195	672	-	-	5,010	2,126	17,384	23,909
Units redeemed	(2,099)	(2,959)	-	-	(7,017)	(3,713)	(44,094)	(49,077)

Ending units	15,044	15,948	63	63	40,100	42,107	202,796	229,506

	FRBSI		TFF		TMSF		FSCG
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(2,368)	(9,523)	946	4,984	27,681	31,876	(12,685)	(12,253)
Realized gain (loss) on investments	2,277	(79,995)	47,571	32,730	299,118	32,340	91,815	11,398
Change in unrealized gain (loss) on investments	53,301	230,765	71,835	38,341	(224,850)	272,713	30,482	(32,858)
Reinvested capital gains	83,955	79,024	-	-	165,698	176,062	79,305	64,772

Net increase (decrease) in contract owners’ equity resulting from operations	137,165	220,271	120,352	76,055	267,647	512,991	188,917	31,059

Equity transactions:
Purchase payments received from contract owners (note 3)	29,952	34,229	-	-	167,476	219,174	19,708	32,679
Transfers between funds	(27,930)	1,119	(105)	(9,687)	(73,885)	76,645	(2,144)	(15,773)
Redemptions (note 3)	(169,632)	(192,720)	(101,537)	(83,503)	(706,763)	(490,702)	(264,305)	(40,679)
Annuity benefits	-	-	-	-	(63)	-	-	-
Contract maintenance charges (note 2)	-	-	(780)	(895)	(2,047)	(2,146)	-	-
Contingent deferred sales charges (note 2)	(332)	(622)	-	(53)	(1,855)	(1,177)	(2,138)	(33)
Adjustments to maintain reserves	(17)	6	(56)	(36)	(126)	(63)	(8)	(32)

Net equity transactions	(167,959)	(157,988)	(102,478)	(94,174)	(617,263)	(198,269)	(248,887)	(23,838)

Net change in contract owners’ equity	(30,794)	62,283	17,874	(18,119)	(349,616)	314,722	(59,970)	7,221
Contract owners’ equity beginning of period	1,346,742	1,284,459	808,259	826,378	4,135,990	3,821,268	1,041,908	1,034,687

Contract owners’ equity end of period	$1,315,948	1,346,742	826,133	808,259	3,786,374	4,135,990	981,938	1,041,908

CHANGES IN UNITS:
Beginning units	44,400	50,386	31,810	35,755	158,078	166,821	75,688	77,471
Units purchased	1,085	2,522	-	-	7,708	14,443	1,430	2,684
Units redeemed	(6,350)	(8,508)	(4,148)	(3,945)	(30,615)	(23,186)	(17,281)	(4,467)

Ending units	39,135	44,400	27,662	31,810	135,171	158,078	59,837	75,688

	AREA		ASCGI		VKEIA		VKGIA
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(951)	3,138	(3,973)	(3,855)	2,910	1,658	5,428	4,482
Realized gain (loss) on investments	(6,895)	(8,253)	(288)	(58,892)	10,359	2,011	44,486	54,850
Change in unrealized gain (loss) on investments	25,779	(25,520)	45,080	35,939	5,031	31,018	(17,094)	37,793
Reinvested capital gains	30,330	82,295	28,539	25,018	19,874	10,186	89,157	50,897

Net increase (decrease) in contract owners’ equity resulting from operations	48,263	51,660	69,358	(1,790)	38,174	44,873	121,977	148,022

Equity transactions:
Purchase payments received from contract owners (note 3)	12,734	13,667	31,286	5,008	22,415	22,818	37,223	19,557
Transfers between funds	35,155	(209,958)	572	(266,834)	26,377	47,635	3,028	11,986
Redemptions (note 3)	(84,532)	(201,112)	(51,839)	(48,971)	(53,287)	(3,073)	(138,154)	(151,757)
Annuity benefits	(62)	-	-	-	-	-	(151)	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(7)	(168)	-	(165)	-	-	(108)	(47)
Adjustments to maintain reserves	(92)	(24)	(63)	(3)	(2)	7	(331)	(11)

Net equity transactions	(36,804)	(397,595)	(20,044)	(310,965)	(4,497)	67,387	(98,493)	(120,272)

Net change in contract owners’ equity	11,459	(345,935)	49,314	(312,755)	33,677	112,260	23,484	27,750
Contract owners’ equity beginning of period	651,732	997,667	304,323	617,078	413,540	301,280	1,013,491	985,741

Contract owners’ equity end of period	$663,191	651,732	353,637	304,323	447,217	413,540	1,036,975	1,013,491

CHANGES IN UNITS:
Beginning units	43,562	69,382	15,116	33,487	27,536	22,758	35,360	40,588
Units purchased	3,036	3,325	1,591	318	3,173	5,665	1,896	3,120
Units redeemed	(5,297)	(29,145)	(2,462)	(18,689)	(3,447)	(887)	(5,268)	(8,348)

Ending units	41,301	43,562	14,245	15,116	27,262	27,536	31,988	35,360

	VKGA		JBS		JAFRT		JOS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(50,713)	(51,970)	5,115	7,397	(12,629)	-	242	(337)
Realized gain (loss) on investments	47,919	4,683	31,301	19,993	77,348	-	(1,750)	(10,144)
Change in unrealized gain (loss) on investments	416,392	(108,137)	100,757	(12,034)	393,001	-	15,809	4,411
Reinvested capital gains	332,436	100,656	38,397	13,014	1,148,769	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	746,034	(54,768)	175,570	28,370	1,606,489	-	14,301	(6,070)

Equity transactions:
Purchase payments received from contract owners (note 3)	161,572	170,626	49,262	19,072	465,457	-	2,484	2,380
Transfers between funds	(43,604)	(232,941)	(27,956)	(33,911)	13,711,974	-	(310)	(17,008)
Redemptions (note 3)	(467,941)	(936,180)	(104,611)	(118,028)	(1,021,213)	-	(4,469)	(2,920)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(2,817)	(2,979)	-	-	(6,975)	-	-	-
Contingent deferred sales charges (note 2)	(848)	(211)	(209)	(74)	(205)	-	-	(14)
Adjustments to maintain reserves	(94)	(36)	(46)	19	(11)	-	(17)	(9)

Net equity transactions	(353,732)	(1,001,721)	(83,560)	(132,922)	13,149,027	-	(2,312)	(17,571)

Net change in contract owners’ equity	392,302	(1,056,489)	92,010	(104,552)	14,755,516	-	11,989	(23,641)
Contract owners’ equity beginning of period	3,775,077	4,831,566	1,096,926	1,201,478	-	-	49,701	73,342

Contract owners’ equity end of period	$4,167,379	3,775,077	1,188,936	1,096,926	14,755,516	-	61,690	49,701

CHANGES IN UNITS:
Beginning units	119,579	151,162	62,729	70,702	-	-	5,883	7,958
Units purchased	5,105	9,316	4,421	4,705	1,413,351	-	255	288
Units redeemed	(15,277)	(40,899)	(8,874)	(12,678)	(96,278)	-	(480)	(2,363)

Ending units	109,407	119,579	58,276	62,729	1,317,073	-	5,658	5,883

	JMERC		JWF		JWS		LSC
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(15,253)	-	(11,416)	(9,139)	(2,525)	(2,181)	(31,625)	(26,700)
Realized gain (loss) on investments	16,574	-	119,760	80,504	27,466	20,687	(13,379)	(17,904)
Change in unrealized gain (loss) on investments	277,665	-	266,055	(65,254)	37,172	(17,704)	27,367	358,104
Reinvested capital gains	173,194	-	-	-	-	-	380,513	77,005

Net increase (decrease) in contract owners’ equity resulting from operations	452,180	-	374,399	6,111	62,113	802	362,876	390,505

Equity transactions:
Purchase payments received from contract owners (note 3)	59,881	-	-	251	2,529	2,604	229,843	239,907
Transfers between funds	3,776,465	-	(17,619)	(26,100)	(130)	(995)	(33,473)	(372,688)
Redemptions (note 3)	(311,350)	-	(164,458)	(123,794)	(20,434)	(39,247)	(280,032)	(486,922)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(2,038)	-	(2,153)	(2,302)	-	-	(2,453)	(2,717)
Contingent deferred sales charges (note 2)	(86)	-	(6)	-	-	(67)	(208)	(115)
Adjustments to maintain reserves	(27)	-	(29)	(1)	(19)	(24)	(4)	(57)

Net equity transactions	3,522,845	-	(184,265)	(151,946)	(18,054)	(37,729)	(86,327)	(622,592)

Net change in contract owners’ equity	3,975,025	-	190,134	(145,835)	44,059	(36,927)	276,549	(232,087)
Contract owners’ equity beginning of period	-	-	1,567,926	1,713,761	258,917	295,844	2,988,076	3,220,163

Contract owners’ equity end of period	$3,975,025	-	1,758,060	1,567,926	302,976	258,917	3,264,625	2,988,076

CHANGES IN UNITS:
Beginning units	-	-	79,326	87,163	14,454	16,594	80,865	99,677
Units purchased	383,635	-	-	34	1,402	272	6,669	9,301
Units redeemed	(30,268)	-	(9,048)	(7,871)	(2,319)	(2,412)	(8,894)	(28,113)

Ending units	353,367	-	70,278	79,326	13,537	14,454	78,640	80,865

	MSI		NBF		NBIXA		NFA
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$19,891	22,536	21,158	16,343	2,776	3,233	(4,567)	(1,622)
Realized gain (loss) on investments	(2,231)	(20,735)	(1,132)	10,635	(12,481)	(2,470)	55,386	43,170
Change in unrealized gain (loss) on investments	22,826	53,935	19,750	(3,886)	18,210	(9,485)	37,638	19,383
Reinvested capital gains	-	-	-	6,065	-	728	84,344	29,432

Net increase (decrease) in contract owners’ equity resulting from operations	40,486	55,736	39,776	29,157	8,505	(7,994)	172,801	90,363

Equity transactions:
Purchase payments received from contract owners (note 3)	57,411	36,241	83,763	70,717	13,653	12,705	5,457	(21)
Transfers between funds	412,345	(226,898)	(79,872)	343,975	3,902	283,896	(10,219)	(58,757)
Redemptions (note 3)	(113,397)	(81,075)	(108,154)	(125,565)	(294,581)	(53,806)	(108,143)	(59,715)
Annuity benefits	-	-	-	-	-	-	(279)	-
Contract maintenance charges (note 2)	(589)	(658)	(1,122)	(1,259)	-	-	(403)	(419)
Contingent deferred sales charges (note 2)	-	(1)	(21)	(22)	(142)	(36)	(260)	-
Adjustments to maintain reserves	(16)	(2)	(36)	(81)	(11)	(41)	(571)	(21)

Net equity transactions	355,754	(272,393)	(105,442)	287,765	(277,179)	242,718	(114,418)	(118,933)

Net change in contract owners’ equity	396,240	(216,657)	(65,666)	316,922	(268,674)	234,724	58,383	(28,570)
Contract owners’ equity beginning of period	928,726	1,145,383	1,572,200	1,255,278	588,621	353,897	997,560	1,026,130

Contract owners’ equity end of period	$1,324,966	928,726	1,506,534	1,572,200	319,947	588,621	1,055,943	997,560

CHANGES IN UNITS:
Beginning units	48,471	63,628	24,945	21,593	35,640	22,073	60,505	68,364
Units purchased	23,947	2,274	1,583	5,908	1,197	17,675	-	-
Units redeemed	(6,126)	(17,431)	(3,118)	(2,556)	(17,198)	(4,108)	(6,656)	(7,859)

Ending units	66,292	48,471	23,410	24,945	19,639	35,640	53,849	60,505

	NF		NGBF		NGF		NIIXA
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(5,868)	973	9,561	7,428	(1,963)	(1,684)	63	57
Realized gain (loss) on investments	218,351	176,580	(74,846)	(27,704)	21,418	50,784	21	8
Change in unrealized gain (loss) on investments	24,266	(10,622)	82,179	3,337	11,193	(57,140)	576	(87)
Reinvested capital gains	224,449	79,856	-	713	21,519	10,689	148	7

Net increase (decrease) in contract owners’ equity resulting from operations	461,198	246,787	16,894	(16,226)	52,167	2,649	808	(15)

Equity transactions:
Purchase payments received from contract owners (note 3)	89,687	124,504	64,193	122,764	-	-	-	-
Transfers between funds	(15,148)	(192,811)	(1,672,591)	57,685	-	(1,075)	-	-
Redemptions (note 3)	(423,648)	(212,486)	(185,644)	(508,198)	(41,442)	(100,890)	-	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(2,338)	(2,624)	(1,375)	(1,748)	(463)	(541)	-	-
Contingent deferred sales charges (note 2)	(731)	(57)	(36)	(228)	(38)	(28)	-	-
Adjustments to maintain reserves	8	(148)	(41)	(32)	(70)	103	(10)	(6)

Net equity transactions	(352,170)	(283,622)	(1,795,494)	(329,757)	(42,013)	(102,431)	(10)	(6)

Net change in contract owners’ equity	109,028	(36,835)	(1,778,600)	(345,983)	10,154	(99,782)	798	(21)
Contract owners’ equity beginning of period	2,663,845	2,700,680	1,778,600	2,124,583	228,481	328,263	3,431	3,452

Contract owners’ equity end of period	$2,772,873	2,663,845	-	1,778,600	238,635	228,481	4,229	3,431

CHANGES IN UNITS:
Beginning units	30,263	30,566	94,820	111,217	3,460	5,437	284	284
Units purchased	1,182	2,773	9,309	24,168	-	-	-	-
Units redeemed	(4,272)	(3,076)	(104,129)	(40,565)	(386)	(1,977)	-	-

Ending units	27,173	30,263	-	94,820	3,074	3,460	284	284

	IDAS		IDCS		IDMS		IDMAS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$11,542	6,974	4,829	3,775	30,155	25,771	32,626	21,332
Realized gain (loss) on investments	83,107	69,748	29	(827)	191,351	97,506	134,608	118,795
Change in unrealized gain (loss) on investments	(17,026)	(70,038)	15,158	10,784	(18,455)	(110,829)	18,032	(121,960)
Reinvested capital gains	130,201	96,715	5,004	5,331	176,134	201,147	273,377	205,140

Net increase (decrease) in contract owners’ equity resulting from operations	207,824	103,399	25,020	19,063	379,185	213,595	458,643	223,307

Equity transactions:
Purchase payments received from contract owners (note 3)	57,263	46,768	35,211	12,568	117,298	150,244	95,593	128,660
Transfers between funds	(10,618)	(22,359)	(1,546)	(2,927)	(41,740)	(42,170)	(28,583)	(88,812)
Redemptions (note 3)	(267,684)	(146,660)	(68,709)	(82,129)	(647,766)	(682,260)	(423,879)	(240,408)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(520)	(885)	(53)	(309)	(247)	(1,334)	(575)	(3,284)
Adjustments to maintain reserves	(32)	(42)	(27)	8	(62)	(51)	(58)	(31)

Net equity transactions	(221,591)	(123,178)	(35,124)	(72,789)	(572,517)	(575,571)	(357,502)	(203,875)

Net change in contract owners’ equity	(13,767)	(19,779)	(10,104)	(53,726)	(193,332)	(361,976)	101,141	19,432
Contract owners’ equity beginning of period	1,229,574	1,249,353	560,597	614,323	3,392,428	3,754,404	3,018,771	2,999,339

Contract owners’ equity end of period	$1,215,807	1,229,574	550,493	560,597	3,199,096	3,392,428	3,119,912	3,018,771

CHANGES IN UNITS:
Beginning units	76,082	84,163	38,450	43,709	214,185	252,181	184,542	198,017
Units purchased	3,295	3,464	4,905	1,675	7,424	11,574	6,063	8,857
Units redeemed	(15,690)	(11,545)	(7,256)	(6,934)	(41,042)	(49,570)	(26,673)	(22,332)

Ending units	63,687	76,082	36,099	38,450	180,567	214,185	163,932	184,542

	IDMCS		NMCIXA		MMF		MMFR
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$5,384	4,405	(3,835)	(1,734)	(51,614)	(71,200)	(24,987)	(36,177)
Realized gain (loss) on investments	(8,461)	9,932	28,309	29,245	-	-	-	-
Change in unrealized gain (loss) on investments	32,470	4,407	(9,831)	41,462	-	-	-	-
Reinvested capital gains	20,567	22,426	101,863	70,474	48	-	21	-

Net increase (decrease) in contract owners’ equity resulting from operations	49,960	41,170	116,506	139,447	(51,566)	(71,200)	(24,966)	(36,177)

Equity transactions:
Purchase payments received from contract owners (note 3)	44,012	225,880	30,924	26,985	368,471	415,628	72,413	121,283
Transfers between funds	6,394	2,776	(6,170)	(10,280)	268,107	541,323	(154,563)	740,433
Redemptions (note 3)	(203,815)	(580,712)	(91,011)	(98,783)	(1,160,185)	(1,142,422)	(588,183)	(1,087,173)
Annuity benefits	-	-	-	-	-	-	(29)	-
Contract maintenance charges (note 2)	-	-	-	-	(5,392)	(5,804)	-	-
Contingent deferred sales charges (note 2)	(249)	(253)	(4)	(44)	(438)	(1,867)	(511)	(489)
Adjustments to maintain reserves	(45)	(20)	(112)	(21)	(34)	(16)	(86)	(12)

Net equity transactions	(153,703)	(352,329)	(66,373)	(82,143)	(529,471)	(193,158)	(670,959)	(225,958)

Net change in contract owners’ equity	(103,743)	(311,159)	50,133	57,304	(581,037)	(264,358)	(695,925)	(262,135)
Contract owners’ equity beginning of period	692,788	1,003,947	884,628	827,324	5,390,564	5,654,922	2,756,374	3,018,509

Contract owners’ equity end of period	$589,045	692,788	934,761	884,628	4,809,527	5,390,564	2,060,449	2,756,374

CHANGES IN UNITS:
Beginning units	44,434	67,963	31,031	34,386	238,631	246,868	267,666	289,326
Units purchased	3,168	15,358	1,919	3,487	39,502	59,443	31,015	101,549
Units redeemed	(12,553)	(38,887)	(4,126)	(6,842)	(62,819)	(67,680)	(95,843)	(123,209)

Ending units	35,049	44,434	28,824	31,031	215,314	238,631	202,838	267,666

	NGFA		GVIDA		GVIDC		GVIDM
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(6,713)	(5,783)	4,297	2,396	6,388	8,782	14,781	14,878
Realized gain (loss) on investments	(5,422)	5,194	75,798	174,584	(3,523)	(4,711)	53,969	137,498
Change in unrealized gain (loss) on investments	85,520	(22,524)	38,843	(156,216)	17,826	1,013	66,400	(146,503)
Reinvested capital gains	62,566	28,143	102,736	89,985	20,177	14,900	167,599	148,062

Net increase (decrease) in contract owners’ equity resulting from operations	135,951	5,030	221,674	110,749	40,868	19,984	302,749	153,935

Equity transactions:
Purchase payments received from contract owners (note 3)	44,564	119,212	299,012	277,994	71,289	66,416	459,115	412,626
Transfers between funds	(44,561)	(85,748)	(37,120)	(16,410)	(34,254)	203,309	20,890	(7,012)
Redemptions (note 3)	(46,548)	(212,202)	(166,196)	(578,381)	(46,910)	(52,913)	(432,240)	(727,026)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(625)	(764)	(3,060)	(3,105)	(1,116)	(948)	(5,054)	(5,107)
Contingent deferred sales charges (note 2)	(3)	(71)	(57)	(298)	(304)	-	(3,117)	(1,726)
Adjustments to maintain reserves	5	(39)	(20)	3	(18)	(7)	(30)	(8)

Net equity transactions	(47,168)	(179,612)	92,559	(320,197)	(11,313)	215,857	39,564	(328,253)

Net change in contract owners’ equity	88,783	(174,582)	314,233	(209,448)	29,555	235,841	342,313	(174,318)
Contract owners’ equity beginning of period	573,754	748,336	1,278,616	1,488,064	955,392	719,551	2,667,457	2,841,775

Contract owners’ equity end of period	$662,537	573,754	1,592,849	1,278,616	984,947	955,392	3,009,770	2,667,457

CHANGES IN UNITS:
Beginning units	26,297	34,894	67,594	84,998	69,909	54,185	158,259	178,303
Units purchased	2,479	6,280	17,290	16,280	5,520	23,863	27,138	31,524
Units redeemed	(4,510)	(14,877)	(12,848)	(33,684)	(6,337)	(8,139)	(25,112)	(51,568)

Ending units	24,266	26,297	72,036	67,594	69,092	69,909	160,285	158,259

	GVDMA		GVDMC		NVMIG6		NIXR
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$12,968	16,535	5,177	4,264	(1,036)	(163)	5,170	10,148
Realized gain (loss) on investments	153,285	141,026	3,785	15,149	1,677	868	141,194	192,928
Change in unrealized gain (loss) on investments	113,194	(182,335)	15,564	(16,586)	77,905	(17,941)	342,225	(66,237)
Reinvested capital gains	230,547	257,127	31,874	24,401	-	6,036	206,217	193,805

Net increase (decrease) in contract owners’ equity resulting from operations	509,994	232,353	56,400	27,228	78,546	(11,200)	694,806	330,644

Equity transactions:
Purchase payments received from contract owners (note 3)	412,182	461,111	168,148	101,301	68,343	43,762	250,722	209,912
Transfers between funds	(32,157)	55,700	(39,812)	(7,864)	16,073	34,520	(7,561)	281,836
Redemptions (note 3)	(529,553)	(605,420)	(77,945)	(259,440)	(58,233)	(47,368)	(345,155)	(517,766)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(5,472)	(5,769)	(1,556)	(1,543)	(309)	(273)	(1,943)	(1,602)
Contingent deferred sales charges (note 2)	(1,030)	(610)	(34)	(555)	(3)	-	(80)	(49)
Adjustments to maintain reserves	(17)	(16)	(3)	(15)	(21)	-	(42)	(88)

Net equity transactions	(156,047)	(95,004)	48,798	(168,116)	25,850	30,641	(104,059)	(27,757)

Net change in contract owners’ equity	353,947	137,349	105,198	(140,888)	104,396	19,441	590,747	302,887
Contract owners’ equity beginning of period	3,495,229	3,357,880	704,939	845,827	295,390	275,949	3,611,084	3,308,197

Contract owners’ equity end of period	$3,849,176	3,495,229	810,137	704,939	399,786	295,390	4,201,831	3,611,084

CHANGES IN UNITS:
Beginning units	192,578	198,100	45,703	57,213	28,854	25,950	215,301	218,846
Units purchased	21,318	31,484	10,516	6,730	8,439	8,087	18,297	37,460
Units redeemed	(29,745)	(37,006)	(7,494)	(18,240)	(5,777)	(5,183)	(25,445)	(41,005)

Ending units	184,151	192,578	48,725	45,703	31,516	28,854	208,153	215,301

	NSCIXA		NVTIV3		NIPSIS		NBGST
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(2,583)	(521)	1,873	1,872	8,604	-	(87,600)	(83,957)
Realized gain (loss) on investments	35,583	26,060	(13,711)	(35,953)	(8)	-	351,588	625,076
Change in unrealized gain (loss) on investments	(47,481)	26,419	62,846	28,071	(3,021)	-	(206,015)	94,820
Reinvested capital gains	70,871	32,566	-	4,391	-	-	926,884	411,436

Net increase (decrease) in contract owners’ equity resulting from operations	56,390	84,524	51,008	(1,619)	5,575	-	984,857	1,047,375

Equity transactions:
Purchase payments received from contract owners (note 3)	16,225	16,848	40,282	39,951	7,133	-	184,313	158,052
Transfers between funds	(18,777)	16,187	(2,077)	9,207	1,701,688	-	(262,017)	(170,733)
Redemptions (note 3)	(95,694)	(46,280)	(58,332)	(103,319)	(4,947)	-	(530,724)	(797,274)
Annuity benefits	(78)	-	-	-	-	-	(365)	-
Contract maintenance charges (note 2)	-	-	(451)	(437)	(127)	-	(2,601)	(2,894)
Contingent deferred sales charges (note 2)	(8)	(10)	(49)	-	-	-	(441)	(181)
Adjustments to maintain reserves	(158)	(33)	(23)	(12)	(10)	-	(739)	27

Net equity transactions	(98,490)	(13,288)	(20,650)	(54,610)	1,703,737	-	(612,574)	(813,003)

Net change in contract owners’ equity	(42,100)	71,236	30,358	(56,229)	1,709,312	-	372,283	234,372
Contract owners’ equity beginning of period	532,653	461,417	251,446	307,675	-	-	7,355,369	7,120,997

Contract owners’ equity end of period	$490,553	532,653	281,804	251,446	1,709,312	-	7,727,652	7,355,369

CHANGES IN UNITS:
Beginning units	21,570	22,349	17,854	21,806	-	-	150,005	169,278
Units purchased	752	2,798	3,050	5,377	172,811	-	4,776	16,815
Units redeemed	(4,628)	(3,577)	(4,378)	(9,329)	(2,437)	-	(16,818)	(36,088)

Ending units	17,694	21,570	16,526	17,854	170,374	-	137,963	150,005

	NBGF		NBGT		PF		NBPT
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(9,093)	(8,942)	(778)	(439)	(2,496)	(14,553)	(228)	97
Realized gain (loss) on investments	75,927	23,605	(1,620)	(3,343)	109,032	144,904	(646)	(2,711)
Change in unrealized gain (loss) on investments	131,150	(60,638)	21,370	(10,376)	7,924	365,497	6,962	20,061
Reinvested capital gains	83,251	139,939	17,813	25,734	176,031	73,131	9,472	5,886

Net increase (decrease) in contract owners’ equity resulting from operations	281,235	93,964	36,785	11,576	290,491	568,979	15,560	23,333

Equity transactions:
Purchase payments received from contract owners (note 3)	22,654	15,430	-	-	64,592	70,356	-	-
Transfers between funds	13	(27,161)	(169)	40	(5,707)	42,823	(24)	32,896
Redemptions (note 3)	(159,076)	(183,857)	(3,455)	(7,969)	(468,023)	(375,258)	(10,345)	(16,435)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,098)	(1,157)	-	-	(2,192)	(2,179)	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	(27)	(11)	-	-
Adjustments to maintain reserves	(11)	(15)	(58)	(8)	(69)	(41)	(30)	(31)

Net equity transactions	(137,518)	(196,760)	(3,682)	(7,937)	(411,426)	(264,310)	(10,399)	16,430

Net change in contract owners’ equity	143,717	(102,796)	33,103	3,639	(120,935)	304,669	5,161	39,763
Contract owners’ equity beginning of period	1,275,509	1,378,305	156,138	152,499	2,621,364	2,316,695	135,933	96,170

Contract owners’ equity end of period	$1,419,226	1,275,509	189,241	156,138	2,500,429	2,621,364	141,094	135,933

CHANGES IN UNITS:
Beginning units	35,051	40,821	8,235	8,668	48,012	53,703	6,564	5,871
Units purchased	569	480	10	10	1,655	4,856	-	1,619
Units redeemed	(4,062)	(6,250)	(170)	(443)	(8,751)	(10,547)	(488)	(926)

Ending units	31,558	35,051	8,075	8,235	40,916	48,012	6,076	6,564

	NLMB		NBSRT		OVGSS		OCAF
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$255	(618)	(10,533)	(2,247)	(27,450)	(21,491)	(11,805)	(10,789)
Realized gain (loss) on investments	(1,224)	(2,769)	27,474	60,875	(9,834)	(140,457)	114,515	49,248
Change in unrealized gain (loss) on investments	(823)	2,007	127,597	(15,784)	1,433,536	(219,230)	33,793	(118,639)
Reinvested capital gains	-	-	75,719	84,205	-	295,931	84,036	38,641

Net increase (decrease) in contract owners’ equity resulting from operations	(1,792)	(1,380)	220,257	127,049	1,396,252	(85,247)	220,539	(41,539)

Equity transactions:
Purchase payments received from contract owners (note 3)	7,838	15,957	78,076	77,963	304,364	294,765	54,452	55,829
Transfers between funds	(2,898)	(88,281)	(33,418)	114,234	305,115	(180,731)	(13,393)	(6,218)
Redemptions (note 3)	(43,397)	(57,501)	(143,165)	(289,726)	(652,664)	(622,703)	(253,518)	(98,492)
Annuity benefits	-	-	-	-	(297)	-	-	-
Contract maintenance charges (note 2)	(395)	(426)	(639)	(673)	(2,385)	(2,448)	-	-
Contingent deferred sales charges (note 2)	-	-	(237)	(105)	(897)	(514)	(2,079)	(268)
Adjustments to maintain reserves	(6)	(4)	(22)	(12)	(528)	(55)	(50)	(50)

Net equity transactions	(38,858)	(130,255)	(99,405)	(98,319)	(47,292)	(511,686)	(214,588)	(49,199)

Net change in contract owners’ equity	(40,650)	(131,635)	120,852	28,730	1,348,960	(596,933)	5,951	(90,738)
Contract owners’ equity beginning of period	355,841	487,476	1,339,468	1,310,738	4,125,681	4,722,614	980,769	1,071,507

Contract owners’ equity end of period	$315,191	355,841	1,460,320	1,339,468	5,474,641	4,125,681	986,720	980,769

CHANGES IN UNITS:
Beginning units	24,214	32,995	59,715	63,610	404,756	456,661	80,925	85,139
Units purchased	555	1,503	3,986	10,075	55,320	34,458	5,121	5,139
Units redeemed	(3,200)	(10,284)	(8,105)	(13,970)	(61,332)	(86,363)	(20,528)	(9,353)

Ending units	21,569	24,214	55,596	59,715	398,744	404,756	65,518	80,925

	OGF		OSI		PMTRA		PUGOA
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(24,753)	(20,299)	13,228	12,099	16,598	24,598	(460)	(111)
Realized gain (loss) on investments	74,855	19,016	(6,569)	(14,201)	(13,525)	(30,366)	2,165	(162)
Change in unrealized gain (loss) on investments	783,620	(63,381)	14,267	25,505	51,311	28,458	10,427	472
Reinvested capital gains	190,905	-	-	-	-	-	788	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,024,627	(64,664)	20,926	23,403	54,384	22,690	12,920	199

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	10,763	11,472	29,828	42,954	720	106
Transfers between funds	(4,712)	(135,318)	7,511	(17,104)	49,685	(93,417)	(92)	47,417
Redemptions (note 3)	(375,704)	(462,871)	(45,533)	(86,391)	(201,132)	(306,946)	(11,981)	(221)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(2,737)	(2,975)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(60)	-	(330)	(284)	(281)	(68)	-	-
Adjustments to maintain reserves	(58)	22	(28)	22	19	240	(20)	5

Net equity transactions	(383,271)	(601,142)	(27,617)	(92,285)	(121,881)	(357,237)	(11,373)	47,307

Net change in contract owners’ equity	641,356	(665,806)	(6,691)	(68,882)	(67,497)	(334,547)	1,547	47,506
Contract owners’ equity beginning of period	3,128,798	3,794,604	433,723	502,605	1,613,321	1,947,868	47,506	-

Contract owners’ equity end of period	$3,770,154	3,128,798	427,032	433,723	1,545,824	1,613,321	49,053	47,506

CHANGES IN UNITS:
Beginning units	69,088	80,907	20,954	25,507	81,775	99,941	4,597	-
Units purchased	-	-	1,551	703	4,305	2,778	144	5,996
Units redeemed	(7,117)	(11,819)	(2,855)	(5,256)	(10,386)	(20,944)	(1,072)	(1,399)

Ending units	61,971	69,088	19,650	20,954	75,694	81,775	3,669	4,597

	PUIGA		PBF		WRASCA		SACSA
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(54)	73	1,107	1,485	(4,777)	(3,900)	(25,683)	(25,646)
Realized gain (loss) on investments	11	-	(6,883)	3,234	(6,260)	(4,774)	1,137	(62,216)
Change in unrealized gain (loss) on investments	1,177	(267)	124,543	(63,652)	28,743	27,366	118,150	250,850
Reinvested capital gains	-	-	5,329	55,155	61,076	16,187	211,941	73,738

Net increase (decrease) in contract owners’ equity resulting from operations	1,134	(194)	124,096	(3,778)	78,782	34,879	305,545	236,726

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	40,697	103,243	5,173	5,706	40,754	70,032
Transfers between funds	-	-	(7,760)	(336,489)	106,336	(35,410)	83,603	48,074
Redemptions (note 3)	-	-	(73,155)	(90,448)	(23,907)	(18,068)	(293,727)	(438,101)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(662)	(629)	-	-	(879)	(1,065)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	(139)	(45)
Adjustments to maintain reserves	(7)	(2)	(29)	(15)	(11)	(4)	(15)	(28)

Net equity transactions	(7)	(2)	(40,909)	(324,338)	87,591	(47,776)	(170,403)	(321,133)

Net change in contract owners’ equity	1,127	(196)	83,187	(328,116)	166,373	(12,897)	135,142	(84,407)
Contract owners’ equity beginning of period	4,578	4,774	694,189	1,022,305	320,990	333,887	2,000,462	2,084,869

Contract owners’ equity end of period	$5,705	4,578	777,376	694,189	487,363	320,990	2,135,604	2,000,462

CHANGES IN UNITS:
Beginning units	265	265	25,408	37,097	9,896	11,537	183,270	214,900
Units purchased	-	-	1,389	3,875	3,597	204	11,577	22,791
Units redeemed	-	-	(2,720)	(15,564)	(1,188)	(1,845)	(26,260)	(54,421)

Ending units	265	265	24,077	25,408	12,305	9,896	168,587	183,270

	WFENAD		SGRA		WFLCCA		WFLGA
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(1,399)	(1,274)	(8,099)	(7,912)	(325)	(526)	(29,032)	(27,204)
Realized gain (loss) on investments	1,952	(5,021)	(9,764)	(93,198)	1,139	(3,604)	(1,993)	(22,530)
Change in unrealized gain (loss) on investments	12,918	2,860	23,293	(54,482)	17,271	7,284	183,064	(143,303)
Reinvested capital gains	11,258	4,174	186,851	107,826	1,458	-	447,930	106,625

Net increase (decrease) in contract owners’ equity resulting from operations	24,729	739	192,281	(47,766)	19,543	3,154	599,969	(86,412)

Equity transactions:
Purchase payments received from contract owners (note 3)	10,170	3,479	2,598	2,734	41,255	3,368	59,159	53,585
Transfers between funds	(796)	(461)	(17,225)	(309,605)	(1,956)	(23,418)	(67,425)	271
Redemptions (note 3)	(16,931)	(30,841)	(24,116)	(52,874)	(4,958)	(24,708)	(246,705)	(164,483)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	(1,070)	(1,185)
Contingent deferred sales charges (note 2)	-	(143)	-	(297)	(8)	(115)	(65)	-
Adjustments to maintain reserves	(19)	(12)	(13)	(39)	(20)	(5)	(24)	(5)

Net equity transactions	(7,576)	(27,978)	(38,756)	(360,081)	34,313	(44,878)	(256,130)	(111,817)

Net change in contract owners’ equity	17,153	(27,239)	153,525	(407,847)	53,856	(41,724)	343,839	(198,229)
Contract owners’ equity beginning of period	94,264	121,503	598,535	1,006,382	80,912	122,636	2,052,282	2,250,511

Contract owners’ equity end of period	$111,417	94,264	752,060	598,535	134,768	80,912	2,396,121	2,052,282

CHANGES IN UNITS:
Beginning units	9,247	12,247	60,714	99,943	7,725	12,525	216,400	228,435
Units purchased	1,421	450	311	1,745	3,434	403	6,322	6,502
Units redeemed	(2,047)	(3,450)	(3,667)	(40,974)	(586)	(5,203)	(30,144)	(18,537)

Ending units	8,621	9,247	57,358	60,714	10,573	7,725	192,578	216,400

	WFAIVD		JF		JTF		PVF
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(3,987)	13	4,592	(39,537)	(38,411)	(43,275)	-	(281)
Realized gain (loss) on investments	7,873	8,678	561,186	165,996	661,516	(727,585)	-	(7,257)
Change in unrealized gain (loss) on investments	36,100	(12,652)	(263,417)	(327,541)	320,335	888,344	-	7,197
Reinvested capital gains	48,463	40,982	115,179	171,066	330,343	174,591	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	88,449	37,021	417,540	(30,016)	1,273,783	292,075	-	(341)

Equity transactions:
Purchase payments received from contract owners (note 3)	20,285	24,834	18,100	82,940	98,661	296,009	-	570
Transfers between funds	(1,774)	(13,919)	(3,782,949)	(71,308)	(13,603,463)	(362,231)	-	(65,309)
Redemptions (note 3)	(80,512)	(151,907)	(91,755)	(394,076)	(798,870)	(2,058,289)	-	(8,016)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(641)	(759)	(1,380)	(3,855)	(4,668)	(12,770)	-	-
Contingent deferred sales charges (note 2)	(89)	(62)	-	(125)	-	(882)	-	(26)
Adjustments to maintain reserves	(15)	(22)	(9)	(64)	(49)	3	-	1

Net equity transactions	(62,746)	(141,835)	(3,857,993)	(386,488)	(14,308,389)	(2,138,160)	-	(72,780)

Net change in contract owners’ equity	25,703	(104,814)	(3,440,453)	(416,504)	(13,034,606)	(1,846,085)	-	(73,121)
Contract owners’ equity beginning of period	657,824	762,638	3,440,453	3,856,957	13,034,606	14,880,691	-	73,121

Contract owners’ equity end of period	$683,527	657,824	-	3,440,453	-	13,034,606	-	-

CHANGES IN UNITS:
Beginning units	48,317	59,399	137,438	152,297	270,720	312,178	-	3,394
Units purchased	1,414	2,673	562	4,796	1,700	11,207	-	85
Units redeemed	(5,827)	(13,755)	(138,000)	(19,655)	(272,420)	(52,665)	-	(3,479)

Ending units	43,904	48,317	-	137,438	-	270,720	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2017

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on March 3, 1976. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. Contract features are described in the applicable prospectus.

With certain exceptions, contract owners may invest in the following:

ABERDEEN FUNDS
Aberdeen Small Cap Fund - Class A (PRSCA)
Global Fixed Income Fund - Institutional Service Class (ADGFIS)
U.S. Equity Fund - Institutional Service Class (ADUES)
AMERICAN CENTURY INVESTORS, INC.
International Growth Fund - Class A (TCIGA)
International Growth Fund - Investor Class (TCIGR)
Growth Fund - Investor Class (TCG)
Income & Growth Fund - Class A (ACIGA)
Income & Growth Fund - Investor Class (IGF)
Short-Term Government Fund - Investor Class (BSTG)
Ultra(R) Fund - Investor Class (TCUL)
VP International Fund - Class II (ACVI2)
DELAWARE FUNDS BY MACQUARIE
High-Yield Opportunities Fund - Institutional Class (DWHYOI)
DREYFUS CORPORATION
Appreciation Fund, Inc. (DAF)
Balanced Opportunity Fund - Class Z (DPBOZ)
Dreyfus S&P 500 Index Fund (DSPI)
Intermediate Term Income Fund - Class A (DPITIA)
Opportunistic Small Cap Fund (DROSC)
Third Century Fund, Inc. - Class Z (DTC)
FEDERATED INVESTORS
Bond Fund - Class F Shares (FBDF)
Equity Income Fund, Inc. - Class F Shares (FEQIF)
Federated High Yield Trust: Service Shares (FHYT)
Intermediate Corporate Bond Fund - Service Shares (FIIF)
FIDELITY INVESTMENTS
Capital & Income Fund (FCI)
Equity-Income Fund (FEI)
High Income Portfolio - Initial Class (FHIP)
Magellan(R) Fund (FMG)
Puritan Fund (FPR)
Advisor Balanced Fund - Class A (FABA)
Advisor Balanced Fund - Class T (FAB)
Advisor Equity Growth Fund - Class A (FAEGA)
Advisor Equity Income Fund - Class A (FAEIA)
Advisor Equity Income Fund - Class T (FAEI)
VIP Overseas Portfolio - Service Class 2 (FO2)
Advisor Growth Opportunities Fund - Class A (FAGOA)
Advisor Growth Opportunities Fund - Class T (FAGO)
Advisor High Income Advantage Fund - Class T (FAHY)
Advisor Overseas Fund - Class A (FAOA)
Asset Manager 50% (FAM)
FRANKLIN TEMPLETON DISTRIBUTORS, INC.
Templeton Foreign Securities Fund - Class 2 (TIF2)
Balance Sheet Investment Fund - Class A (FRBSI)
Foreign Fund - Class A (TFF)
Mutual Series Funds - Mutual Shares Fund - Class A (TMSF)
Small-Mid Cap Growth Fund - Class A (FSCG)

INVESCO INVESTMENTS

Real Estate Fund - Class A (AREA)

Small Cap Growth Fund - Investor Class (ASCGI)

Equity and Income Fund - Class A (VKEIA)

Growth and Income Fund - Class A (VKGIA)

Invesco Mid Cap Growth Fund - Class A (VKGA)

JANUS HENDERSON INVESTORS

Balanced Fund - Class S (JBS)

Forty Fund - Class T (JAFRT)

Overseas Fund - Class S (JOS)

Janus Research Fund - Class T (JMERC)

Global Research Fund - Class T (JWF)

Global Research Fund - Class S (JWS)

LAZARD FUNDS

U.S. Small-Mid Cap Equity Portfolio - Open Shares (LSC)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS Strategic Income Fund - Class A (MSI)

NATIONWIDE FUNDS GROUP

Bond Fund - Institutional Service Class (NBF)

Bond Index Fund - Class A (NBIXA)

Nationwide Fund: Class A (NFA)

Nationwide Fund - Institutional Service Class (NF)

Nationwide Growth Fund - Institutional Class (NGF)

International Index Fund - Class A (NIIXA)

Investor Destinations Aggressive Fund - Service Class (IDAS)

Investor Destinations Conservative Fund - Service Class (IDCS)

Investor Destinations Moderate Fund - Service Class (IDMS)

Investor Destinations Moderately Aggressive Fund - Service Class (IDMAS)

Investor Destinations Moderately Conservative Fund - Service Class (IDMCS)

Mid Cap Market Index Fund - Class A (NMCIXA)

Nationwide Government Money Market Fund - Investor Class (MMF)

Money Market Fund - Service Class (MMFR)

Nationwide Growth Fund - Class A (NGFA)

NVIT Cardinal Balanced Fund - Class II (NVCRB2)*

NVIT Cardinal Conservative Fund - Class II (NVCCN2)*

NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)*

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)*

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Money Market Fund - Class I (SAM)*

NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)

S&P 500 Index Fund - Service Class (NIXR)

Small Cap Index Fund - Class A (NSCIXA)

Templeton NVIT International Value Fund - Class III (NVTIV3)

Nationwide Inflation-Protected Securities Fund - Institutional Service Class (NIPSIS)

NEUBERGER & BERMAN MANAGEMENT, INC.

Genesis Fund - Trust Class (NBGST)

Guardian Fund - Investor Class (NBGF)

Guardian Fund - Trust Class (NBGT)

Large Cap Value Fund - Investor Class (PF)

Large Cap Value Fund - Trust Class (NBPT)

Short Duration Bond Fund - Investor Class (NLMB)

Socially Responsive Fund - Trust Class (NBSRT)

OPPENHEIMER FUNDS

Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares (OVGSS)

Capital Appreciation Fund- Class A (OCAF)

Global Fund- Class A (OGF)

Global Strategic Income Fund - Class A (OSI)

PIMCO FUNDS

PIMCO Total Return Fund - Class A (PMTRA)

PUTNAM INVESTMENTS

Putnam Growth Opportunities Fund - Class A (PUGOA)

Putnam International Equity Fund - Class A (PUIGA)

VIRTUS MUTUAL FUNDS

Virtus Balanced Fund: Class A (PBF)

WADDELL & REED, INC.

Advisors Small Cap Fund - Class A (WRASCA)

WELLS FARGO FUNDS

Advantage Funds(R) - Common Stock Fund - Class A (SACSA)

Advantage Funds(R) - Enterprise Fund - Class A (WFENAD)

Advantage Funds(R) - Growth Fund - Class A (SGRA)

Advantage - Large Cap Core - Class A (WFLCCA)

Advantage Large Cap Growth Fund - Class A (WFLGA)

Advantage Intrinsic Value Fund - Administrative Class (WFAIVD)

*	At December 31, 2017, contract owners were not invested in this fund.

The Contract Owners’ Equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2017 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Separate Account.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosure.

(i) Securities and Exchange Commission Regulations

On October 13, 2016, the Securities and Exchange Commission amended Regulation S-X, which requires standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X was August 1, 2017. Management has incorporated the changes necessary to the financial statements and disclosures.

(2) Expenses

The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. Maximum variable account charges for contracts offered through the Separate Account range from 1.30% to 2.55%.

Contract Charges
Recurring Variable Account Charges - assessed through a reduction in unit values	Equal, on an annualized basis, to 0.70% - 1.30% of the daily value of the allocations to the underlying fund options
Contract Maintenance Charge - assessed through a redemption in unit values	Up to $30 annually
Contingent Deferred Sales Charge - assessed on the amount of purchase payment surrendered	0.00% - 7.00%
Maximum Contingent Deferred Sales Charge Period	7 years
Maximum Guaranteed Lifetime Withdrawal Fee - assessed annually as a percentage of the benefit base through a redemption in unit values	1.20%
Rider Charges - annualized and assessed through either a reduction in unit value or the redemption of units
Seven Year CDSC Option	0.25%
Five Year CDSC Option	0.10%
Reduced Purchase Payment Option	0.25% - 0.30%
Five-Year Reset Death Benefit Option	0.05%
One-Year Enhanced Death Benefit Option	0.15%
Greater of One-Year or 5% Enhanced Death Benefit Option	0.20%
One-Year Step Up Death Benefit Option	0.10%
Guaranteed Minimum Income Benefit Option 1	0.45%
Guaranteed Minimum Income Benefit Option 2	0.30%
Beneficiary Protector Option	0.40%

The following table provides variable account charges by asset fee rates for the period ended December 31, 2017.

	Total	PRSCA	ADGFIS	ADUES	TCIGA	TCIGR	TCG	ACIGA

0.95%	$87,005	$179	$-	$-	$-	$-	$332	$3,005
1.05%	3,825	-	-	-	-	-	-	716
1.10%	53,697	-	-	-	-	-	4,182	1,721
1.15%	28,561	-	-	-	-	-	-	271
1.20%	179,587	1,505	-	-	471	-	1,587	4,226
1.25%	26,564	746	-	-	46	-	146	1,196
1.30%	1,824,412	20,306	6,082	19,568	-	4,689	57,120	65
1.35%	46,811	20	-	-	-	-	387	1,212
1.40%	25,441	119	-	-	55	-	1,055	703
1.45%	132,502	786	-	-	123	-	3,448	1,991
1.50%	29,061	10	-	-	72	-	761	260
1.60%	843	-	-	-	-	-	-	-
1.65%	5,804	-	-	-	-	-	-	571
1.70%	5,314	-	-	-	-	-	-	-
1.75%	557	-	-	-	-	-	-	-
1.80%	388	-	-	-	-	-	-	-
1.85%	1	-	-	-	-	-	-	1
1.90%	1,238	-	-	-	-	-	-	244
2.05%	30	-	-	-	-	-	-	-

Totals	$2,451,641	$23,671	$6,082	$19,568	$767	$4,689	$69,018	$16,182

	IGF	BSTG	TCUL	ACVI2	DWHYOI	DAF	DPBOZ	DSPI

0.95%	$-	$917	$3,499	$116	$-	$1,904	$397	$-
1.05%	-	-	-	-	-	-	120	-
1.10%	-	81	5,543	308	-	582	-	-
1.15%	-	212	29	386	-	-	-	-
1.20%	-	548	6,064	1,354	-	6,127	650	-
1.25%	-	1	238	26	-	594	-	-
1.30%	47,332	8,041	75,309	10,836	10,114	20,739	8,756	166,800
1.35%	-	59	1,207	300	-	1,378	100	-
1.40%	-	82	139	285	-	54	105	-
1.45%	-	3,475	2,599	441	-	1,656	1,614	-
1.50%	-	137	470	23	-	889	4	-
1.60%	-	-	16	4	-	-	8	-
1.65%	-	80	-	19	-	86	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.90%	-	16	-	-	-	11	-	-
2.05%	-	-	-	-	-	-	-	-

Totals	$47,332	$13,649	$95,113	$14,098	$10,114	$34,020	$11,754	$166,800

	DPITIA	DROSC	DTC	FBDF	FEQIF	FHYT	FIIF	FCI

0.95%	$-	$44	$435	$654	$-	$2,476	$247	$-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	4	3	-	222	-	-
1.15%	-	-	-	-	-	492	86	-
1.20%	-	359	427	1,283	119	3,148	1,333	-
1.25%	-	58	293	43	227	287	-	-
1.30%	16,734	-	4,545	17,726	-	14,679	-	3,016
1.35%	-	-	-	26	-	240	471	-
1.40%	-	92	-	-	-	334	228	-
1.45%	-	28	292	1,560	-	2,303	274	-
1.50%	-	1,173	-	-	-	645	445	-
1.60%	-	-	-	-	-	-	-	-
1.65%	-	-	-	-	-	-	390	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.90%	-	-	-	16	-	115	-	-
2.05%	-	-	-	18	-	-	-	-

Totals	$16,734	$1,754	$5,996	$21,329	$346	$24,941	$3,474	$3,016

	FEI	FHIP	FMG	FPR	FABA	FAB	FAEGA	FAEIA

0.95%	$-	$-	$-	$-	$41	$-	$1,564	$2,266
1.05%	-	-	-	-	528	-	-	140
1.10%	-	-	-	-	-	-	1,216	590
1.15%	-	-	-	-	-	-	201	1,144
1.20%	-	-	-	-	168	-	2,830	5,334
1.25%	-	-	-	-	295	-	202	1,646
1.30%	71,186	37	87,036	80,525	-	21,851	-	-
1.35%	-	-	-	-	321	-	537	1,890
1.40%	-	-	-	-	12	-	218	1,076
1.45%	-	-	-	-	158	-	3,528	7,122
1.50%	-	-	-	-	11	-	669	1,257
1.60%	-	-	-	-	-	-	-	92
1.65%	-	-	-	-	-	-	433	312
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	41
1.85%	-	-	-	-	-	-	-	-
1.90%	-	-	-	-	-	-	-	230
2.05%	-	-	-	-	-	-	-	-

Totals	$71,186	$37	$87,036	$80,525	$1,534	$21,851	$11,398	$23,140

	FAEI	FO2	FAGOA	FAGO	FAHY	FAOA	FAM	TIF2

0.95%	$-	$387	$871	$-	$94	$-	$-	$464
1.05%	-	-	-	-	-	-	-	192
1.10%	-	138	137	-	4	-	-	672
1.15%	-	228	285	-	-	-	-	660
1.20%	-	2,588	3,391	-	1,164	-	-	2,497
1.25%	-	4	58	-	31	-	-	303
1.30%	22,270	19,385	-	32,023	5,270	-	17,639	17,354
1.35%	-	283	246	-	-	7	-	250
1.40%	-	192	429	-	-	-	-	1,036
1.45%	-	1,038	919	-	36	-	-	1,576
1.50%	-	64	286	-	-	-	-	530
1.60%	-	-	-	-	-	-	-	-
1.65%	-	28	-	-	-	-	-	33
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.90%	-	-	-	-	8	-	-	-
2.05%	-	-	-	-	-	-	-	-

Totals	$22,270	$24,335	$6,622	$32,023	$6,607	$7	$17,639	$25,567

	FRBSI	TFF	TMSF	FSCG	AREA	ASCGI	VKEIA	VKGIA

0.95%	$1,691	$756	$4,016	$2,347	$1,050	$599	$26	$1,628
1.05%	-	72	525	336	-	-	-	-
1.10%	201	237	1,073	497	117	1	65	803
1.15%	729	-	1,032	75	1,222	-	-	806
1.20%	4,923	533	5,428	3,027	1,331	1,979	384	3,678
1.25%	483	4	989	1,049	370	249	12	275
1.30%	44	8,162	28,543	-	48	77	-	65
1.35%	1,171	132	1,615	262	458	100	4,892	793
1.40%	1,397	6	477	1,484	720	-	-	1,361
1.45%	5,544	463	3,598	2,045	3,222	777	292	2,719
1.50%	217	4	1,421	1,112	36	116	-	277
1.60%	4	-	366	36	12	19	-	5
1.65%	285	60	319	364	77	56	-	26
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	41	51	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.90%	-	-	116	-	14	-	-	-
2.05%	-	-	-	-	-	-	4	-

Totals	$16,689	$10,429	$49,559	$12,685	$8,677	$3,973	$5,675	$12,436

	VKGA	JBS	JAFRT	JOS	JMERC	JWF	JWS	LSC

0.95%	$2,484	$1,891	$973	$165	$682	$-	$587	$476
1.05%	54	-	-	-	-	-	-	-
1.10%	2,590	-	786	-	255	58	-	1
1.15%	99	4,448	-	-	81	-	-	-
1.20%	3,096	3,410	4,168	141	1,197	33	1,270	53
1.25%	564	630	938	-	222	280	203	63
1.30%	37,750	-	114,758	-	30,280	21,509	-	38,655
1.35%	776	532	222	150	177	-	391	-
1.40%	418	640	446	-	50	-	51	-
1.45%	2,460	1,553	1,149	50	357	83	876	454
1.50%	406	399	208	192	56	-	4	-
1.60%	15	-	49	-	-	-	-	-
1.65%	1	-	95	-	36	-	80	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.90%	-	-	1	-	7	-	-	93
2.05%	-	-	-	-	-	-	-	-

Totals	$50,713	$13,503	$123,793	$698	$33,400	$21,963	$3,462	$39,795

	MSI	NBF	NBIXA	NFA	NF	NGBF	NGF	NIIXA

0.95%	$-	$223	$1,113	$288	$294	$1,402	$171	$-
1.05%	-	142	-	-	-	218	-	-
1.10%	-	-	24	1,292	-	135	-	31
1.15%	-	-	319	59	432	1,195	-	-
1.20%	-	82	490	1,130	1,234	1,991	58	-
1.25%	-	76	-	42	384	41	-	1
1.30%	13,890	18,227	67	8,517	31,104	13,081	2,641	-
1.35%	-	-	76	295	164	293	1	1
1.40%	-	-	81	13	31	199	-	-
1.45%	-	1,374	2,721	1,154	1,293	2,001	4	7
1.50%	-	-	197	162	44	1	-	-
1.60%	-	-	-	19	-	-	-	-
1.65%	-	-	-	-	24	-	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.90%	-	15	-	-	-	35	-	-
2.05%	-	4	-	-	-	-	-	-

Totals	$13,890	$20,143	$5,088	$12,971	$35,004	$20,592	$2,875	$40

	IDAS	IDCS	IDMS	IDMAS	IDMCS	NMCIXA	MMF	MMFR

0.95%	$1,133	$2,269	$3,302	$6,376	$674	$2,061	$-	$4,427
1.05%	-	-	-	-	-	-	-	-
1.10%	133	-	2,466	-	639	306	-	5,910
1.15%	289	131	2,010	266	728	776	-	690
1.20%	4,749	1,870	11,990	11,295	1,739	2,604	-	8,286
1.25%	1,534	38	1,429	158	905	27	-	1,020
1.30%	-	-	80	-	-	-	68,502	167
1.35%	1,864	667	3,126	6,819	1,418	689	-	1,064
1.40%	1,559	-	235	696	167	1,179	-	1,018
1.45%	3,531	1,468	11,639	8,707	1,482	1,825	-	4,511
1.50%	1,119	73	832	3,824	57	1,263	-	1,788
1.60%	18	-	-	15	13	-	-	11
1.65%	-	-	615	197	-	138	-	-
1.70%	-	-	4,613	-	-	-	-	701
1.75%	-	-	541	-	-	-	-	16
1.80%	-	-	-	-	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.90%	-	-	54	56	-	-	-	60
2.05%	-	-	-	-	-	-	-	-

Totals	$15,929	$6,516	$42,932	$38,409	$7,822	$10,868	$68,502	$29,669

	NGFA	GVIDA	GVIDC	GVIDM	GVDMA	GVDMC	NVMIG6	NIXR

0.95%	$416	$-	$-	$60	$-	$-	$-	$2,747
1.05%	-	-	-	-	-	-	-	-
1.10%	249	-	-	491	-	-	-	1,678
1.15%	-	-	-	93	-	-	121	1,023
1.20%	513	-	-	1,179	-	-	5	6,798
1.25%	267	-	-	56	-	-	-	1,835
1.30%	5,434	18,751	12,614	34,183	46,827	9,763	4,788	27,176
1.35%	164	-	-	58	-	-	-	1,713
1.40%	50	-	-	-	-	-	-	209
1.45%	593	-	-	161	-	-	-	3,143
1.50%	-	-	-	-	-	-	-	2,378
1.60%	-	-	-	-	-	-	-	24
1.65%	-	-	-	-	-	-	-	53
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	125
1.85%	-	-	-	-	-	-	-	-
1.90%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	4

Totals	$7,686	$18,751	$12,614	$36,281	$46,827	$9,763	$4,914	$48,906

	NSCIXA	NVTIV3	NIPSIS	NBGST	NBGF	NBGT	PF	NBPT

0.95%	$786	$-	$115	$3,925	$-	$376	$-	$331
1.05%	-	-	18	-	-	-	-	-
1.10%	313	96	3	5,828	-	194	-	4
1.15%	79	43	99	665	-	-	-	-
1.20%	1,843	-	171	11,177	-	899	-	624
1.25%	322	-	3	1,632	-	-	-	122
1.30%	-	3,250	1,043	61,168	17,280	-	33,415	-
1.35%	583	-	27	2,168	-	54	-	-
1.40%	466	76	15	1,588	-	14	-	-
1.45%	1,331	-	161	4,000	-	521	-	604
1.50%	234	-	-	1,347	-	-	-	-
1.60%	-	-	-	-	-	-	-	-
1.65%	79	-	-	-	-	-	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.90%	-	-	3	1	-	-	-	1
2.05%	-	-	-	-	-	-	-	-

Totals	$6,036	$3,465	$1,658	$93,499	$17,280	$2,058	$33,415	$1,686

	NLMB	NBSRT	OVGSS	OCAF	OGF	OSI	PMTRA	PUGOA

0.95%	$-	$1,010	$2,297	$1,454	$2,413	$468	$2,168	$114
1.05%	-	-	-	516	149	-	-	-
1.10%	-	6,249	540	1,377	1,785	179	705	-
1.15%	-	510	597	340	-	157	5,202	-
1.20%	-	1,063	4,689	4,314	1,338	2,019	4,039	298
1.25%	-	19	428	377	509	590	590	-
1.30%	4,417	6,446	45,099	-	36,364	61	-	-
1.35%	-	62	1,193	489	242	683	1,341	34
1.40%	-	49	901	546	194	465	849	-
1.45%	-	923	4,527	1,004	1,142	783	3,491	113
1.50%	-	337	1,156	855	238	3	332	24
1.60%	-	-	13	19	19	26	7	-
1.65%	-	-	69	598	1	-	621	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	40	-	-	90	-
1.85%	-	-	-	-	-	-	-	-
1.90%	-	-	42	-	83	-	-	-
2.05%	-	-	-	-	-	-	-	-

Totals	$4,417	$16,668	$61,551	$11,929	$44,477	$5,434	$19,435	$583

	PUIGA	PBF	WRASCA	SACSA	WFENAD	SGRA	WFLCCA	WFLGA

0.95%	$-	$-	$555	$1,212	$133	$2,512	$124	$-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	207	36	1	146	136	-
1.15%	-	-	54	-	29	133	-	-
1.20%	-	-	2,100	2,627	138	1,733	305	-
1.25%	-	-	265	336	-	266	-	-
1.30%	-	9,827	-	18,531	-	-	-	29,032
1.35%	-	-	51	70	43	450	128	-
1.40%	-	-	633	56	162	452	50	-
1.45%	72	-	847	2,348	850	2,407	467	-
1.50%	1	-	53	455	43	-	-	-
1.60%	-	-	12	-	-	-	-	-
1.65%	-	-	-	-	-	-	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.90%	-	-	-	12	-	-	-	-
2.05%	-	-	-	-	-	-	-	-

Totals	$73	$9,827	$4,777	$25,683	$1,399	$8,099	$1,210	$29,032

	WFAIVD	JF	JTF

0.95%	$-	$305	$488
1.05%	-	99	-
1.10%	-	112	345
1.15%	-	35	-
1.20%	-	540	1,833
1.25%	-	109	412
1.30%	8,542	13,848	53,353
1.35%	-	77	99
1.40%	-	22	202
1.45%	-	156	532
1.50%	-	2	89
1.60%	-	-	21
1.65%	-	15	43
1.70%	-	-	-
1.75%	-	-	-
1.80%	-	-	-
1.85%	-	-	-
1.90%	-	4	1
2.05%	-	-	-

Totals	$8,542	$15,324	$57,418

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner. For the years ended December 31, 2017 and 2016, total transfers to the Separate Account from the fixed account were $1,179,675 and $524,600, respectively, and total transfers from the Separate Account to the fixed account were $2,366,085 and $2,054,641, respectively. Transfers from the Separate Account to the fixed account are included in redemptions, and transfers to the Separate Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $0 and $20,667 to the Separate Account in the form of additional premium to contract owner accounts for the years ended December 31, 2017 and December 31, 2016, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Separate Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2017.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2017:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$197,413,237	$-	$-	$197,413,237

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2017 are as follows:

	Purchase of Investments	Sales of Investments
Aberdeen Small Cap Fund - Class A (PRSCA)	$99,837	$451,069
Global Fixed Income Fund - Institutional Service Class (ADGFIS)	25,431	106,752
U.S. Equity Fund - Institutional Service Class (ADUES)	193,262	204,877
International Growth Fund - Class A (TCIGA)	3,205	1,501
International Growth Fund - Investor Class (TCIGR)	17,698	71,094
Growth Fund - Investor Class (TCG)	581,532	469,668
Income & Growth Fund - Class A (ACIGA)	132,644	384,674
Income & Growth Fund - Investor Class (IGF)	491,831	525,591
Short-Term Government Fund - Investor Class (BSTG)	50,967	133,249
Ultra(R) Fund - Investor Class (TCUL)	923,919	1,304,257
VP International Fund - Class II (ACVI2)	85,690	191,242
High-Yield Opportunities Fund - Institutional Class (DWHYOI)	110,322	145,905
Appreciation Fund, Inc. (DAF)	474,493	533,409
Balanced Opportunity Fund - Class Z (DPBOZ)	71,092	207,809
Dreyfus S&P 500 Index Fund (DSPI)	1,820,673	1,344,520
Intermediate Term Income Fund - Class A (DPITIA)	83,673	198,261
Opportunistic Small Cap Fund (DROSC)	43,496	21,431
Third Century Fund, Inc. - Class Z (DTC)	99,698	151,628
Bond Fund - Class F Shares (FBDF)	148,876	199,607
Equity Income Fund, Inc. - Class F Shares (FEQIF)	35,057	34,254
Federated High Yield Trust: Service Shares (FHYT)	256,788	887,373
Intermediate Corporate Bond Fund - Service Shares (FIIF)	30,833	53,825
Capital & Income Fund (FCI)	11,797	70,085
Equity-Income Fund (FEI)	475,717	690,679
High Income Portfolio - Initial Class (FHIP)	157	43
Magellan(R) Fund (FMG)	720,278	873,663
Puritan Fund (FPR)	636,568	1,171,599
Advisor Balanced Fund - Class A (FABA)	8,422	4,416
Advisor Balanced Fund - Class T (FAB)	229,665	1,141,404
Advisor Equity Growth Fund - Class A (FAEGA)	145,168	47,246
Advisor Equity Income Fund - Class A (FAEIA)	322,812	405,728
Advisor Equity Income Fund - Class T (FAEI)	269,634	241,649
VIP Overseas Portfolio - Service Class 2 (FO2)	263,216	119,642
Advisor Growth Opportunities Fund - Class A (FAGOA)	70,545	8,523
Advisor Growth Opportunities Fund - Class T (FAGO)	637,909	291,366
Advisor High Income Advantage Fund - Class T (FAHY)	58,231	69,840
Advisor Overseas Fund - Class A (FAOA)	33	19
Asset Manager 50% (FAM)	211,236	234,370
Templeton Foreign Securities Fund - Class 2 (TIF2)	165,032	383,474
Balance Sheet Investment Fund - Class A (FRBSI)	117,066	203,507
Foreign Fund - Class A (TFF)	11,375	112,923
Mutual Series Funds - Mutual Shares Fund - Class A (TMSF)	351,748	775,716
Small-Mid Cap Growth Fund - Class A (FSCG)	94,363	276,690
Real Estate Fund - Class A (AREA)	80,820	88,292
Small Cap Growth Fund - Investor Class (ASCGI)	34,582	30,042
Equity and Income Fund - Class A (VKEIA)	74,860	56,612
Growth and Income Fund - Class A (VKGIA)	147,914	151,822
Invesco Mid Cap Growth Fund - Class A (VKGA)	423,312	495,327
Balanced Fund - Class S (JBS)	134,476	174,545
Forty Fund - Class T (JAFRT)	15,274,657	989,499
Overseas Fund - Class S (JOS)	3,284	5,375
Janus Research Fund - Class T (JMERC)	4,000,002	319,214
Global Research Fund - Class T (JWF)	11,595	207,310
Global Research Fund - Class S (JWS)	29,694	50,326
U.S. Small-Mid Cap Equity Portfolio - Open Shares (LSC)	559,846	297,325
MFS Strategic Income Fund - Class A (MSI)	492,708	117,094
Bond Fund - Institutional Service Class (NBF)	108,073	192,371
Bond Index Fund - Class A (NBIXA)	24,137	298,577
Nationwide Fund: Class A (NFA)	98,170	132,782
Nationwide Fund - Institutional Service Class (NF)	297,451	431,120
Government Bond Fund - Institutional Service Class (obsolete) (NGBF)	163,572	1,949,548
Nationwide Growth Fund - Institutional Class (NGF)	22,432	44,860
International Index Fund - Class A (NIIXA)	252	63
Investor Destinations Aggressive Fund - Service Class (IDAS)	199,259	279,133
Investor Destinations Conservative Fund - Service Class (IDCS)	83,082	108,404
Investor Destinations Moderate Fund - Service Class (IDMS)	319,269	685,516
Investor Destinations Moderately Aggressive Fund - Service Class (IDMAS)	422,352	473,878
Investor Destinations Moderately Conservative Fund - Service Class (IDMCS)	78,303	206,067
Mid Cap Market Index Fund - Class A (NMCIXA)	154,952	123,252
Nationwide Government Money Market Fund - Investor Class (MMF)	710,807	1,291,870
Money Market Fund - Service Class (MMFR)	236,515	932,491
Nationwide Growth Fund - Class A (NGFA)	111,849	103,221
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	438,307	238,738
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	97,949	82,708
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	572,934	351,015
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	582,778	495,326
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	169,761	83,940
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)	90,261	65,479
S&P 500 Index Fund - Service Class (NIXR)	513,570	406,324
Small Cap Index Fund - Class A (NSCIXA)	89,964	120,193
Templeton NVIT International Value Fund - Class III (NVTIV3)	43,421	62,218
Nationwide Inflation-Protected Securities Fund - Institutional Service Class (NIPSIS)	1,734,134	21,700
Genesis Fund - Trust Class (NBGST)	1,046,717	819,927
Guardian Fund - Investor Class (NBGF)	107,233	170,621
Guardian Fund - Trust Class (NBGT)	19,280	5,913
Large Cap Value Fund - Investor Class (PF)	266,883	504,837
Large Cap Value Fund - Trust Class (NBPT)	10,931	12,121
Short Duration Bond Fund - Investor Class (NLMB)	10,909	49,533
Socially Responsive Fund - Trust Class (NBSRT)	143,621	177,935
Oppenheimer Variable Account Funds -Oppenheimer Global Fund/VA: Service Shares (OVGSS)	505,880	580,696
Capital Appreciation Fund- Class A (OCAF)	131,619	273,989
Global Fund - Class A (OGF)	210,629	427,783
Global Strategic Income Fund - Class A (OSI)	46,988	61,401
PIMCO Total Return Fund - Class A (PMTRA)	105,469	210,840
Putnam Growth Opportunities Fund - Class A (PUGOA)	2,445	13,508
Putnam International Equity Fund - Class A (PUIGA)	18	87
Virtus Balanced Fund: Class A (PBF)	47,352	81,834
Advisors Small Cap Fund - Class A (WRASCA)	190,260	46,398
Advantage Funds(R) - Common Stock Fund - Class A (SACSA)	328,221	312,413
Advantage Funds(R) - Enterprise Fund - Class A (WFENAD)	27,586	25,315
Advantage Funds(R) - Growth Fund - Class A (SGRA)	188,473	48,502
Advantage - Large Cap Core - Class A (WFLCCA)	42,883	7,442
Advantage Large Cap Growth Fund - Class A (WFLGA)	497,601	334,828
Advantage Intrinsic Value Fund - Administrative Class (WFAIVD)	64,209	82,499
Class T (obsolete) (JF)	143,346	3,881,620
Twenty Fund: Class T (obsolete) (JTF)	369,376	14,385,855

	$43,721,222	$49,424,052

(5) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, Contract Owners’ Equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2017, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2017. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Aberdeen Small Cap Fund - Class A (PRSCA)
2017	0.95%	to	1.50%	37,216	$44.29	to	$40.14	$1,853,224	0.00%	9.98%	to	9.37%
2016	0.95%	to	1.50%	44,273	40.27	to	36.70	2,019,370	0.00%	22.10%	to	21.42%
2015	0.95%	to	1.50%	63,911	32.98	to	30.23	2,284,863	0.00%	7.26%	to	6.67%
2014	0.95%	to	1.50%	47,699	30.75	to	28.34	1,646,462	0.00%	5.72%	to	5.13%
2013	0.95%	to	1.50%	50,050	29.09	to	26.95	1,637,389	0.00%	40.80%	to	40.02%
Global Fixed Income Fund - Institutional Service Class (ADGFIS)
2017			1.30%	38,123			11.12	423,751	0.00%			0.30%
2016			1.30%	45,021			11.08	498,906	0.00%			9.20%
2015			1.30%	40,275			10.15	408,704	0.32%			-5.94%
2014			1.30%	45,516			10.79	491,057	2.16%			-2.76%
2013			1.30%	50,873			11.10	564,456	1.28%			-4.33%
U.S. Equity Fund - Institutional Service Class (ADUES)
2017			1.30%	76,645			20.54	1,574,206	0.44%			19.39%
2016			1.30%	84,286			17.20	1,449,982	0.27%			9.46%
2015			1.30%	87,681			15.72	1,378,070	0.92%			-5.01%
2014			1.30%	100,216			16.55	1,658,192	1.03%			6.55%
2013			1.30%	111,074			15.53	1,724,931	1.07%			25.99%
International Growth Fund - Class A (TCIGA)
2017	1.10%	to	1.50%	5,455	12.71	to	11.83	67,163	0.71%	29.29%	to	28.77%
2016	0.95%	to	1.50%	5,517	10.08	to	9.19	52,633	0.22%	-6.94%	to	-7.45%
2015	0.95%	to	1.50%	5,866	10.83	to	9.93	60,280	0.27%	-0.57%	to	-1.13%
2014	0.95%	to	1.50%	7,021	10.90	to	10.04	73,087	0.69%	-6.43%	to	-6.95%
2013	0.95%	to	1.50%	9,349	11.64	to	10.79	105,277	0.97%	21.40%	to	20.72%
International Growth Fund - Investor Class (TCIGR)
2017			1.30%	9,496			36.95	350,919	0.88%			29.34%
2016			1.30%	11,403			28.57	325,813	0.45%			-7.00%
2015			1.30%	12,950			30.72	397,870	0.44%			-0.73%
2014			1.30%	15,665			30.95	484,804	0.98%			-6.57%
2013			1.30%	16,745			33.13	554,689	1.49%			21.35%
Growth Fund - Investor Class (TCG)
2017	0.95%	to	1.50%	85,239	17.17	to	15.56	5,690,181	0.17%	28.86%	to	28.14%
2016	0.95%	to	1.50%	90,504	13.32	to	12.14	4,732,920	0.56%	3.17%	to	2.59%
2015	0.95%	to	1.50%	95,491	12.91	to	11.83	5,313,217	0.32%	3.57%	to	2.99%
2014	0.95%	to	1.50%	108,782	12.47	to	11.49	5,723,007	0.27%	10.17%	to	9.56%
2013	0.95%	to	1.50%	134,560	11.32	to	10.49	6,073,758	0.36%	28.14%	to	27.43%
Income & Growth Fund - Class A (ACIGA)
2017	0.95%	to	1.90%	74,206	19.74	to	16.65	1,400,651	2.06%	19.15%	to	18.01%
2016	0.95%	to	1.90%	94,876	16.56	to	14.11	1,514,365	2.10%	12.23%	to	11.15%
2015	0.95%	to	1.90%	107,376	14.76	to	12.69	1,526,225	1.91%	-6.80%	to	-7.69%
2014	0.95%	to	1.90%	114,739	15.84	to	13.75	1,755,481	1.82%	11.15%	to	10.09%
2013	0.95%	to	1.90%	126,524	14.25	to	12.49	1,745,830	1.98%	34.09%	to	32.81%
Income & Growth Fund - Investor Class (IGF)
2017			1.30%	96,144			39.35	3,783,285	2.40%			19.06%
2016			1.30%	105,004			33.05	3,470,406	2.37%			12.09%
2015			1.30%	106,114			29.48	3,128,684	2.16%			-6.89%
2014			1.30%	108,068			31.67	3,422,213	2.09%			11.05%
2013			1.30%	115,075			28.52	3,281,439	2.29%			33.96%
Short-Term Government Fund - Investor Class (BSTG)
2017	0.95%	to	1.90%	55,752	13.08	to	11.04	1,016,116	1.04%	-0.74%	to	-1.69%
2016	0.95%	to	1.90%	58,445	13.18	to	11.23	1,106,816	0.62%	-0.54%	to	-1.49%
2015	0.95%	to	1.90%	63,426	13.25	to	11.40	1,192,599	0.53%	-0.84%	to	-1.79%
2014	0.95%	to	1.90%	74,772	13.36	to	11.60	1,422,021	0.43%	-0.63%	to	-1.58%
2013	0.95%	to	1.90%	77,831	13.45	to	11.79	1,508,883	0.21%	-1.35%	to	-2.30%
Ultra(R) Fund - Investor Class (TCUL)
2017	0.95%	to	1.65%	228,414	17.50	to	15.44	7,958,662	0.16%	30.65%	to	29.73%
2016	0.95%	to	1.65%	252,800	13.40	to	11.90	6,735,832	0.27%	3.39%	to	2.66%
2015	0.95%	to	1.65%	262,570	12.96	to	11.59	7,089,191	0.22%	5.15%	to	4.40%
2014	0.95%	to	1.65%	265,770	12.32	to	11.10	7,044,948	0.32%	8.87%	to	8.10%
2013	0.95%	to	1.65%	292,723	11.32	to	10.27	7,193,793	0.32%	35.61%	to	34.66%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VP International Fund - Class II (ACVI2)
2017	0.95%	to	1.65%	102,279	$11.24	to	$11.03	$1,138,808	0.77%	29.70%	to	28.78%
2016	0.95%	to	1.65%	111,506	8.66	to	8.56	960,598	0.93%	-6.45%	to	-7.11%
2015	0.95%	to	1.65%	118,995	9.26	to	9.22	1,099,419	0.00%	-7.40%	to	-7.84%	****
High-Yield Opportunities Fund - Institutional Class (DWHYOI)
2017			1.30%	36,769			20.95	770,131	5.47%			5.89%
2016			1.30%	40,079			19.78	792,791	5.85%			12.01%
2015			1.30%	45,923			17.66	810,966	6.20%			-7.74%
2014			1.30%	47,405			19.14	907,332	5.78%			-1.77%
2013			1.30%	51,699			19.49	1,007,394	6.65%			7.67%
Appreciation Fund, Inc. (DAF)
2017	0.95%	to	1.90%	120,151	20.05	to	16.92	2,737,977	1.18%	25.44%	to	24.24%
2016	0.95%	to	1.90%	141,580	15.99	to	13.61	2,582,813	1.46%	6.22%	to	5.20%
2015	0.95%	to	1.90%	149,963	15.05	to	12.94	2,586,803	1.66%	-3.44%	to	-4.37%
2014	0.95%	to	1.90%	162,046	15.59	to	13.53	2,912,278	1.65%	7.24%	to	6.21%
2013	0.95%	to	1.90%	178,829	14.53	to	12.74	3,000,290	1.74%	20.30%	to	19.14%
Balanced Opportunity Fund - Class Z (DPBOZ)
2017	0.95%	to	1.60%	49,698	18.08	to	16.59	858,446	0.99%	10.66%	to	9.94%
2016	0.95%	to	1.60%	59,877	16.34	to	15.09	937,832	1.44%	9.13%	to	8.42%
2015	0.95%	to	1.60%	51,166	14.97	to	13.92	737,117	1.02%	-1.33%	to	-1.98%
2014	0.95%	to	1.60%	54,674	15.17	to	14.20	801,868	0.99%	6.57%	to	5.87%
2013	0.95%	to	1.60%	61,290	14.23	to	13.41	848,406	0.99%	20.01%	to	19.22%
Dreyfus S&P 500 Index Fund (DSPI)
2017			1.30%	210,963			64.37	13,579,094	1.56%			19.68%
2016			1.30%	219,191			53.78	11,788,858	1.74%			9.90%
2015			1.30%	236,442			48.94	11,570,609	1.60%			-0.40%
2014			1.30%	252,626			49.13	12,412,242	1.56%			11.68%
2013			1.30%	267,603			44.00	11,773,528	1.64%			30.05%
Intermediate Term Income Fund - Class A (DPITIA)
2017			1.30%	94,604			13.07	1,236,290	2.38%			2.87%
2016			1.30%	105,338			12.70	1,338,134	2.02%			0.50%
2015			1.30%	117,563			12.64	1,485,976	2.22%			-2.73%
2014			1.30%	133,452			12.99	1,734,129	1.95%			3.41%
2013			1.30%	107,842			12.57	1,355,191	2.36%			-2.59%
Opportunistic Small Cap Fund (DROSC)
2017	0.95%	to	1.50%	5,806	25.66	to	24.81	144,922	0.00%	23.01%	to	22.33%
2016	0.95%	to	1.50%	5,445	20.86	to	20.28	111,087	0.00%	15.38%	to	14.74%
2015	0.95%	to	1.50%	6,249	18.08	to	17.68	111,298	0.33%	-3.63%	to	-4.17%
2014	0.95%	to	1.50%	6,952	18.77	to	18.45	128,968	0.00%	0.05%	to	-0.50%
2013	0.95%	to	1.50%	6,750	18.76	to	18.54	125,788	0.00%	46.38%	to	45.57%
Third Century Fund, Inc. - Class Z (DTC)
2017	0.95%	to	1.45%	17,526	13.46	to	12.31	442,537	0.87%	14.07%	to	13.50%
2016	0.95%	to	1.45%	21,203	11.80	to	10.84	519,557	0.97%	9.03%	to	8.48%
2015	0.95%	to	1.45%	24,200	10.82	to	10.00	576,897	0.81%	-4.12%	to	-4.60%
2014	0.95%	to	1.45%	31,270	11.29	to	10.48	851,123	0.98%	12.07%	to	11.51%
2013	0.95%	to	1.45%	28,649	10.07	to	9.40	650,096	1.21%	32.81%	to	32.14%
Bond Fund - Class F Shares (FBDF)
2017	0.95%	to	2.05%	64,641	24.63	to	20.22	1,626,308	3.80%	5.61%	to	4.44%
2016	0.95%	to	2.05%	68,476	23.32	to	19.36	1,635,121	4.06%	7.21%	to	6.03%
2015	0.95%	to	2.05%	72,232	21.75	to	18.26	1,614,536	4.21%	-2.91%	to	-3.99%
2014	0.95%	to	2.05%	77,607	22.40	to	19.02	1,792,897	4.18%	4.76%	to	3.59%
2013	0.95%	to	2.05%	88,730	21.39	to	18.36	1,963,068	4.42%	-0.17%	to	-1.28%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Equity Income Fund, Inc. - Class F Shares (FEQIF)
2017	1.20%	to	1.25%	1,838	$16.45	to	$16.31	$30,082	1.83%	14.43%	to	14.37%
2016	1.20%	to	1.25%	1,838	14.38	to	14.26	26,297	2.06%	7.91%	to	7.86%
2015	1.20%	to	1.45%	2,479	13.32	to	12.82	32,678	1.77%	-6.79%	to	-7.02%
2014	1.20%	to	1.45%	2,459	14.29	to	13.79	34,787	1.47%	6.34%	to	6.07%
2013	0.95%	to	1.45%	4,171	13.90	to	13.00	56,170	1.41%	30.07%	to	29.41%
Federated High Yield Trust: Service Shares (FHYT)
2017	0.95%	to	1.90%	70,919	27.45	to	23.15	1,796,306	4.64%	6.42%	to	5.40%
2016	0.95%	to	1.90%	97,140	25.79	to	21.96	2,371,595	4.96%	13.39%	to	12.30%
2015	0.95%	to	1.90%	84,526	22.75	to	19.56	1,788,776	4.94%	-4.50%	to	-5.41%
2014	0.95%	to	1.90%	138,496	23.82	to	20.68	3,162,569	4.86%	3.06%	to	2.07%
2013	0.95%	to	1.90%	165,948	23.11	to	20.26	3,677,026	5.23%	11.12%	to	10.05%
Intermediate Corporate Bond Fund - Service Shares (FIIF)
2017	0.95%	to	1.90%	14,555	18.70	to	15.84	255,459	2.83%	3.06%	to	2.08%
2016	0.95%	to	1.90%	16,228	18.14	to	15.51	278,392	2.99%	2.67%	to	1.69%
2015	0.95%	to	1.90%	17,742	17.67	to	15.26	297,152	3.38%	-1.26%	to	-2.21%
2014	0.95%	to	1.90%	46,777	17.90	to	15.60	821,606	3.56%	3.05%	to	2.06%
2013	0.95%	to	1.90%	25,007	17.37	to	15.29	416,260	3.86%	0.00%	to	-0.96%
Capital & Income Fund (FCI)
2017			1.30%	1,359			158.42	215,286	4.05%			10.20%
2016			1.30%	1,801			143.76	258,909	4.24%			9.30%
2015			1.30%	2,126			131.53	279,629	4.11%			-2.21%
2014			1.30%	2,534			134.50	340,824	4.19%			4.76%
2013			1.30%	2,945			128.39	378,121	4.89%			8.28%
Equity-Income Fund (FEI)
2017			1.30%	31,047			180.96	5,618,364	2.02%			11.89%
2016			1.30%	34,104			161.73	5,515,808	2.50%			15.86%
2015			1.30%	40,068			139.59	5,593,199	3.52%			-4.78%
2014			1.30%	41,708			146.60	6,114,347	2.60%			7.27%
2013			1.30%	45,454			136.67	6,212,069	2.36%			26.03%
High Income Portfolio - Initial Class (FHIP)
2017			1.30%	69			43.21	2,982	5.37%			5.55%
2016			1.30%	69			40.94	2,825	5.49%			13.12%
2015			1.30%	69			36.19	2,497	6.61%			-4.88%
2014			1.30%	69			38.05	2,625	5.78%			-0.16%
2013			1.30%	69			38.11	2,630	3.24%			4.57%
Magellan(R) Fund (FMG)
2017			1.30%	124,033			56.60	7,020,822	0.80%			24.88%
2016			1.30%	138,345			45.33	6,271,015	0.56%			3.88%
2015			1.30%	172,996			43.64	7,549,066	0.56%			2.70%
2014			1.30%	188,529			42.49	8,010,407	0.74%			12.59%
2013			1.30%	202,330			37.74	7,635,248	0.77%			33.54%
Puritan Fund (FPR)
2017			1.30%	103,573			60.57	6,273,225	1.38%			17.21%
2016			1.30%	116,266			51.68	6,008,264	1.76%			3.67%
2015			1.30%	118,299			49.85	5,897,022	2.11%			0.45%
2014			1.30%	120,282			49.63	5,969,069	1.61%			9.31%
2013			1.30%	129,234			45.40	5,867,321	1.60%			18.77%
Advisor Balanced Fund - Class A (FABA)
2017	0.95%	to	1.50%	6,759	21.05	to	19.08	136,156	1.24%	14.99%	to	14.35%
2016	0.95%	to	1.50%	6,912	18.30	to	16.68	121,388	1.19%	5.91%	to	5.33%
2015	0.95%	to	1.50%	5,141	17.28	to	15.84	84,728	1.05%	-0.92%	to	-1.47%
2014	0.95%	to	1.50%	7,647	17.44	to	16.08	127,980	1.12%	8.79%	to	8.18%
2013	0.95%	to	1.50%	7,548	16.03	to	14.86	116,485	1.04%	19.06%	to	18.40%
Advisor Balanced Fund - Class T (FAB)
2017			1.30%	36,522			28.74	1,049,605	0.88%			14.28%
2016			1.30%	71,592			25.15	1,800,335	0.98%			5.32%
2015			1.30%	70,241			23.88	1,677,086	0.87%			-1.53%
2014			1.30%	76,575			24.25	1,856,690	0.87%			8.16%
2013			1.30%	66,146			22.42	1,482,843	0.87%			18.39%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Advisor Equity Growth Fund - Class A (FAEGA)
2017	0.95%	to	1.65%	63,200	$17.03	to	$15.07	$1,020,992	0.00%	33.57%	to	32.63%
2016	0.95%	to	1.65%	63,534	12.75	to	11.37	771,145	0.00%	-0.66%	to	-1.36%
2015	0.95%	to	1.65%	69,961	12.84	to	11.52	858,254	0.00%	5.73%	to	4.98%
2014	0.95%	to	1.65%	68,164	12.14	to	10.98	792,514	0.00%	9.85%	to	9.07%
2013	0.95%	to	1.65%	73,519	11.05	to	10.06	781,979	0.00%	34.35%	to	33.40%
Advisor Equity Income Fund - Class A (FAEIA)
2017	0.95%	to	1.90%	78,326	25.01	to	21.10	1,843,389	1.70%	11.23%	to	10.17%
2016	0.95%	to	1.90%	89,257	22.49	to	19.15	1,901,457	2.00%	16.45%	to	15.34%
2015	0.95%	to	1.90%	101,379	19.31	to	16.60	1,860,007	2.95%	-5.33%	to	-6.24%
2014	0.95%	to	1.90%	107,331	20.40	to	17.71	2,086,190	2.31%	7.37%	to	6.34%
2013	0.95%	to	1.90%	113,997	19.00	to	16.65	2,073,968	1.96%	26.27%	to	25.06%
Advisor Equity Income Fund - Class T (FAEI)
2017			1.30%	47,085			36.84	1,734,666	1.47%			10.58%
2016			1.30%	50,422			33.32	1,679,949	1.72%			15.75%
2015			1.30%	55,331			28.79	1,592,708	2.68%			-5.85%
2014			1.30%	58,254			30.57	1,781,059	2.03%			6.72%
2013			1.30%	62,482			28.65	1,789,970	1.69%			25.58%
VIP Overseas Portfolio - Service Class 2 (FO2)
2017	0.95%	to	1.65%	195,457	11.34	to	11.12	2,195,778	1.31%	28.76%	to	27.85%
2016	0.95%	to	1.65%	182,467	8.80	to	8.70	1,597,555	1.16%	-6.17%	to	-6.83%
2015	0.95%	to	1.65%	222,466	9.38	to	9.34	2,083,123	1.18%	-6.17%	to	-6.61	%****
Advisor Growth Opportunities Fund - Class A (FAGOA)
2017	0.95%	to	1.50%	33,568	19.64	to	17.80	628,547	0.00%	33.41%	to	32.67%
2016	0.95%	to	1.50%	32,143	14.72	to	13.42	453,000	0.00%	-1.01%	to	-1.55%
2015	0.95%	to	1.50%	39,198	14.87	to	13.63	559,852	0.00%	3.84%	to	3.26%
2014	0.95%	to	1.50%	44,201	14.32	to	13.20	608,153	0.00%	10.63%	to	10.02%
2013	0.95%	to	1.50%	46,725	12.95	to	12.00	582,728	0.00%	35.26%	to	34.51%
Advisor Growth Opportunities Fund - Class T (FAGO)
2017			1.30%	90,186			32.63	2,943,047	0.00%			32.63%
2016			1.30%	85,084			24.61	2,093,521	0.00%			-1.57%
2015			1.30%	106,324			25.00	2,657,985	0.00%			3.23%
2014			1.30%	113,907			24.22	2,758,344	0.00%			9.99%
2013			1.30%	114,109			22.02	2,512,346	0.00%			34.52%
Advisor High Income Advantage Fund - Class T (FAHY)
2017	1.10%	to	1.90%	15,044	29.23	to	25.32	520,828	4.71%	10.14%	to	9.25%
2016	0.95%	to	1.90%	15,948	27.22	to	23.18	501,382	4.67%	12.39%	to	11.32%
2015	0.95%	to	1.90%	18,235	24.21	to	20.82	518,441	4.66%	-3.99%	to	-4.91%
2014	0.95%	to	1.90%	20,719	25.22	to	21.90	617,855	4.06%	2.88%	to	1.89%
2013	0.95%	to	1.90%	23,033	24.52	to	21.49	670,355	4.52%	9.02%	to	7.97%
Advisor Overseas Fund - Class A (FAOA)
2017	1.20%	to	1.50%	63	15.13	to	14.35	947	0.95%	28.09%	to	27.71%
2016	1.20%	to	1.50%	63	11.81	to	11.24	738	0.97%	-6.70%	to	-6.99%
2015	1.20%	to	1.50%	63	12.66	to	12.08	794	0.35%	2.39%	to	2.08%
2014	1.20%	to	1.50%	68	12.36	to	11.84	839	0.02%	-9.70%	to	-9.97%
2013	0.95%	to	1.50%	409	14.16	to	13.15	5,729	0.77%	29.43%	to	28.71%
Asset Manager 50% (FAM)
2017			1.30%	40,100			35.47	1,422,505	1.41%			12.59%
2016			1.30%	42,107			31.51	1,326,723	1.56%			5.05%
2015			1.30%	43,694			29.99	1,310,552	1.77%			-1.73%
2014			1.30%	49,475			30.52	1,510,078	1.53%			4.11%
2013			1.30%	55,673			29.32	1,632,199	1.40%			12.48%
Templeton Foreign Securities Fund - Class 2 (TIF2)
2017	0.95%	to	1.65%	202,796	9.86	to	9.61	1,975,555	2.59%	15.59%	to	14.77%
2016	0.95%	to	1.65%	229,506	8.53	to	8.37	1,940,952	1.91%	6.16%	to	5.41%
2015	0.95%	to	1.65%	254,674	8.04	to	7.94	2,035,581	3.26%	-7.38%	to	-8.04%
2014	0.95%	to	1.65%	269,216	8.68	to	8.64	2,331,260	1.87%	-13.21%	to	-13.62	%****

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Balance Sheet Investment Fund - Class A (FRBSI)
2017	0.95%	to	1.65%	39,135	$35.61	to	$31.51	$1,315,948	1.09%	11.37%	to	10.59%
2016	0.95%	to	1.65%	44,400	31.98	to	28.50	1,346,742	0.50%	19.31%	to	18.47%
2015	0.95%	to	1.65%	50,386	26.80	to	24.06	1,284,459	0.63%	-10.28%	to	-10.92%
2014	0.95%	to	1.65%	59,720	29.87	to	27.00	1,702,575	0.31%	-0.23%	to	-0.94%
2013	0.95%	to	1.65%	66,572	29.94	to	27.26	1,908,757	1.16%	35.32%	to	34.36%
Foreign Fund - Class A (TFF)
2017	0.95%	to	1.65%	27,662	22.44	to	19.80	826,133	1.38%	15.97%	to	15.15%
2016	0.95%	to	1.65%	31,810	19.35	to	17.19	808,259	1.88%	10.57%	to	9.79%
2015	0.95%	to	1.65%	35,755	17.50	to	15.66	826,378	1.21%	-7.97%	to	-8.62%
2014	0.95%	to	1.65%	41,215	19.02	to	17.14	1,049,640	2.43%	-11.65%	to	-12.27%
2013	0.95%	to	1.65%	45,279	21.52	to	19.54	1,311,578	1.40%	25.96%	to	25.07%
Mutual Series Funds - Mutual Shares Fund - Class A (TMSF)
2017	0.95%	to	1.90%	135,171	27.61	to	23.29	3,785,210	1.96%	7.18%	to	6.16%
2016	0.95%	to	1.90%	158,078	25.76	to	21.94	4,135,990	2.08%	14.52%	to	13.42%
2015	0.95%	to	1.90%	166,821	22.50	to	19.34	3,821,268	1.67%	-5.01%	to	-5.92%
2014	0.95%	to	1.90%	183,117	23.68	to	20.56	4,434,449	2.81%	6.28%	to	5.26%
2013	0.95%	to	1.90%	213,654	22.28	to	19.53	4,872,229	1.37%	26.53%	to	25.32%
Small-Mid Cap Growth Fund - Class A (FSCG)
2017	0.95%	to	1.80%	59,837	17.32	to	14.87	981,938	0.00%	20.38%	to	19.35%
2016	0.95%	to	1.80%	75,688	14.38	to	12.46	1,041,908	0.00%	3.34%	to	2.45%
2015	0.95%	to	1.80%	77,471	13.92	to	12.16	1,034,687	0.00%	-2.91%	to	-3.74%
2014	0.95%	to	1.80%	78,722	14.34	to	12.63	1,084,690	0.00%	6.51%	to	5.60%
2013	0.95%	to	1.80%	87,928	13.46	to	11.96	1,142,548	0.00%	37.27%	to	36.09%
Real Estate Fund - Class A (AREA)
2017	0.95%	to	1.90%	41,301	16.36	to	15.35	662,047	1.13%	7.41%	to	6.38%
2016	0.95%	to	1.90%	43,562	15.24	to	14.43	651,732	1.61%	4.80%	to	3.80%
2015	0.95%	to	1.90%	69,382	14.54	to	13.91	997,667	1.15%	0.76%	to	-0.21%
2014	0.95%	to	1.90%	66,038	14.43	to	13.94	943,469	0.85%	26.90%	to	25.69%
2013	0.95%	to	1.90%	76,528	11.37	to	11.09	864,545	1.06%	0.82%	to	-0.15%
Small Cap Growth Fund - Investor Class (ASCGI)
2017	0.95%	to	1.65%	14,245	25.63	to	23.58	353,637	0.00%	23.76%	to	22.89%
2016	0.95%	to	1.65%	15,116	20.71	to	19.19	304,323	0.00%	10.23%	to	9.46%
2015	0.95%	to	1.65%	33,487	18.78	to	17.53	617,078	0.00%	-2.76%	to	-3.44%
2014	0.95%	to	1.65%	19,342	19.32	to	18.16	365,490	0.00%	6.65%	to	5.90%
2013	0.95%	to	1.65%	28,006	18.11	to	17.14	499,925	0.05%	38.58%	to	37.61%
Equity and Income Fund - Class A (VKEIA)
2017	0.95%	to	2.05%	27,262	16.84	to	15.64	447,217	2.03%	9.83%	to	8.62%
2016	0.95%	to	2.05%	27,536	15.33	to	14.40	413,540	1.82%	13.75%	to	12.49%
2015	0.95%	to	2.05%	22,758	13.48	to	12.80	301,280	2.20%	-3.28%	to	-4.35%
2014	0.95%	to	2.05%	22,800	13.93	to	13.38	313,379	2.66%	8.03%	to	6.83%
2013	0.95%	to	2.05%	21,112	12.90	to	12.53	269,661	1.94%	23.77%	to	22.40%
Growth and Income Fund - Class A (VKGIA)
2017	0.95%	to	1.65%	31,988	33.69	to	30.36	1,034,065	1.77%	13.13%	to	12.33%
2016	0.95%	to	1.65%	35,360	29.78	to	27.03	1,013,491	1.69%	18.68%	to	17.84%
2015	0.95%	to	1.65%	40,588	25.09	to	22.93	985,741	1.47%	-4.07%	to	-4.75%
2014	0.95%	to	1.65%	44,470	26.15	to	24.08	1,128,027	1.79%	9.10%	to	8.33%
2013	0.95%	to	1.65%	53,893	23.97	to	22.23	1,259,679	1.29%	32.57%	to	31.64%
Invesco Mid Cap Growth Fund - Class A (VKGA)
2017	0.95%	to	1.65%	109,407	39.93	to	35.98	4,167,379	0.00%	21.05%	to	20.20%
2016	0.95%	to	1.65%	119,579	32.98	to	29.94	3,775,077	0.00%	-0.49%	to	-1.19%
2015	0.95%	to	1.65%	151,162	33.14	to	30.30	4,831,566	0.00%	0.26%	to	-0.45%
2014	0.95%	to	1.65%	143,438	33.06	to	30.43	4,568,841	0.00%	6.90%	to	6.15%
2013	0.95%	to	1.65%	165,074	30.92	to	28.67	4,935,643	0.00%	35.71%	to	34.75%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Balanced Fund - Class S (JBS)
2017	0.95%	to	1.65%	58,276	$20.82	to	$19.60	$1,188,936	1.63%	16.93%	to	16.11%
2016	0.95%	to	1.65%	62,729	17.80	to	16.88	1,096,926	1.84%	3.22%	to	2.49%
2015	0.95%	to	1.65%	70,702	17.25	to	16.47	1,201,478	1.26%	-0.73%	to	-1.43%
2014	0.95%	to	1.65%	70,464	17.37	to	16.71	1,208,627	1.68%	7.07%	to	6.31%
2013	0.95%	to	1.65%	81,019	16.23	to	15.72	1,301,744	1.43%	18.15%	to	17.31%
Forty Fund - Class T (JAFRT)
2017	0.95%	to	1.90%	1,317,073	11.23	to	11.16	14,755,516	0.78%	12.29%	to	11.57%	****
Overseas Fund - Class S (JOS)
2017	0.95%	to	1.50%	5,658	11.18	to	10.67	61,690	1.66%	29.67%	to	28.95%
2016	0.95%	to	1.50%	5,883	8.62	to	8.27	49,701	0.68%	-8.06%	to	-8.57%
2015	0.95%	to	1.50%	7,958	9.38	to	9.05	73,342	3.20%	-9.68%	to	-10.18%
2014	0.95%	to	1.50%	11,462	10.39	to	10.07	116,990	0.41%	-14.75%	to	-15.23%
2013	0.95%	to	1.50%	15,425	12.18	to	11.88	185,541	3.25%	10.78%	to	10.17%
Janus Research Fund - Class T (JMERC)
2017	0.95%	to	2.05%	353,367	11.27	to	11.19	3,975,025	0.47%	12.75%	to	11.91%	****
Global Research Fund - Class T (JWF)
2017	1.10%	to	1.45%	70,278	10.36	to	9.73	1,758,060	0.63%	25.36%	to	24.92%
2016	1.10%	to	1.45%	79,326	8.27	to	7.79	1,567,926	0.73%	0.79%	to	0.43%
2015	1.10%	to	1.45%	87,163	8.20	to	7.76	1,713,761	0.66%	-3.38%	to	-3.72%
2014	1.10%	to	1.45%	97,348	8.49	to	8.06	1,993,197	0.90%	6.07%	to	5.70%
2013	1.10%	to	1.45%	108,848	8.00	to	7.62	2,113,967	0.50%	26.12%	to	25.67%
Global Research Fund - Class S (JWS)
2017	0.95%	to	1.65%	13,537	22.92	to	21.58	302,976	0.33%	25.25%	to	24.37%
2016	0.95%	to	1.65%	14,454	18.30	to	17.35	258,917	0.43%	0.66%	to	-0.04%
2015	0.95%	to	1.65%	16,594	18.18	to	17.36	295,844	0.61%	-3.48%	to	-4.17%
2014	0.95%	to	1.65%	15,065	18.84	to	18.12	279,454	0.66%	5.96%	to	5.21%
2013	0.95%	to	1.65%	15,783	17.78	to	17.22	276,976	0.22%	25.98%	to	25.09%
U.S. Small-Mid Cap Equity Portfolio - Open Shares (LSC)
2017	0.95%	to	1.90%	78,640	39.88	to	33.64	3,264,625	0.27%	12.74%	to	11.67%
2016	0.95%	to	1.90%	80,865	35.37	to	30.12	2,988,076	0.38%	14.83%	to	13.73%
2015	0.95%	to	1.90%	99,677	30.81	to	26.49	3,220,163	0.01%	-3.40%	to	-4.32%
2014	0.95%	to	1.90%	93,866	31.89	to	27.69	3,149,797	0.00%	9.96%	to	8.90%
2013	0.95%	to	1.90%	90,667	29.00	to	25.42	2,776,184	0.08%	34.08%	to	32.80%
MFS Strategic Income Fund - Class A (MSI)
2017			1.30%	66,292			19.99	1,324,966	3.16%			4.31%
2016			1.30%	48,471			19.16	928,726	3.60%			6.44%
2015			1.30%	63,628			18.00	1,145,383	3.83%			-3.34%
2014			1.30%	67,591			18.62	1,258,816	4.16%			1.64%
2013			1.30%	80,144			18.32	1,468,519	4.50%			-0.02%
Bond Fund - Institutional Service Class (NBF)
2017	0.95%	to	2.05%	23,410	21.31	to	17.50	1,506,534	2.68%	2.91%	to	1.77%
2016	0.95%	to	2.05%	24,945	20.71	to	17.19	1,572,200	2.37%	2.46%	to	1.32%
2015	0.95%	to	2.05%	21,593	20.22	to	16.97	1,255,278	2.53%	-0.82%	to	-1.92%
2014	0.95%	to	2.05%	21,922	20.38	to	17.30	1,296,391	3.55%	3.38%	to	2.23%
2013	0.95%	to	2.05%	22,788	19.72	to	16.92	1,304,321	3.32%	-1.29%	to	-2.39%
Bond Index Fund - Class A (NBIXA)
2017	0.95%	to	1.50%	19,639	17.44	to	15.84	319,947	1.94%	1.91%	to	1.35%
2016	0.95%	to	1.50%	35,640	17.11	to	15.63	588,621	1.93%	0.97%	to	0.41%
2015	0.95%	to	1.50%	22,073	16.94	to	15.57	353,897	1.81%	-1.09%	to	-1.64%
2014	0.95%	to	1.50%	22,202	17.13	to	15.83	361,672	2.06%	4.46%	to	3.88%
2013	0.95%	to	1.50%	23,523	16.40	to	15.23	368,848	2.18%	-3.72%	to	-4.26%
Nationwide Fund: Class A (NFA)
2017	0.95%	to	1.60%	53,849	19.96	to	19.08	1,050,589	0.82%	18.77%	to	18.00%
2016	0.95%	to	1.60%	60,505	16.80	to	16.17	997,560	1.09%	10.25%	to	9.53%
2015	0.95%	to	1.60%	68,364	15.24	to	14.76	1,026,130	0.98%	-0.22%	to	-0.87%
2014	0.95%	to	1.60%	77,761	15.27	to	14.89	1,173,418	0.94%	10.90%	to	10.17%
2013	0.95%	to	1.65%	85,685	13.77	to	13.50	1,169,775	0.97%	28.85%	to	27.94%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Fund - Institutional Service Class (NF)
2017	0.95%	to	1.65%	27,173	$20.62	to	$18.19	$2,772,873	1.08%	19.06%	to	18.22%
2016	0.95%	to	1.65%	30,263	17.32	to	15.39	2,663,845	1.33%	10.47%	to	9.69%
2015	0.95%	to	1.65%	30,566	15.68	to	14.03	2,700,680	1.23%	0.07%	to	-0.64%
2014	0.95%	to	1.65%	35,669	15.67	to	14.12	2,992,253	1.20%	11.11%	to	10.33%
2013	0.95%	to	1.65%	32,016	14.10	to	12.80	2,699,788	1.24%	29.20%	to	28.28%
Government Bond Fund - Institutional Service Class (obsolete) (NGBF)
2016	0.95%	to	1.90%	94,820	17.95	to	15.29	1,778,600	1.64%	-0.99%	to	-1.93%
2015	0.95%	to	1.90%	111,217	18.13	to	15.59	2,124,583	1.64%	-1.04%	to	-1.98%
2014	0.95%	to	1.90%	119,423	18.32	to	15.90	2,319,621	1.55%	3.12%	to	2.13%
2013	0.95%	to	1.90%	130,723	17.76	to	15.57	2,460,567	1.11%	-4.34%	to	-5.26%
Nationwide Growth Fund - Institutional Class (NGF)
2017	0.95%	to	1.35%	3,074	14.37	to	13.38	238,635	0.40%	25.95%	to	25.44%
2016	0.95%	to	1.45%	3,460	11.41	to	10.49	228,481	0.64%	2.26%	to	1.74%
2015	0.95%	to	1.45%	5,437	11.16	to	10.31	328,263	0.42%	4.05%	to	3.52%
2014	0.95%	to	1.45%	5,794	10.73	to	9.96	353,718	0.45%	13.43%	to	12.86%
2013	0.95%	to	1.45%	6,320	9.46	to	8.82	349,576	0.48%	29.77%	to	29.12%
International Index Fund - Class A (NIIXA)
2017	1.10%	to	1.45%	284	15.07	to	14.17	4,229	2.64%	23.37%	to	22.94%
2016	1.10%	to	1.45%	284	12.21	to	11.53	3,431	2.67%	-0.55%	to	-0.90%
2015	1.10%	to	1.45%	284	12.28	to	11.63	3,452	2.27%	-2.24%	to	-2.59%
2014	1.10%	to	1.45%	284	12.56	to	11.94	3,533	2.72%	-7.16%	to	-7.49%
2013	1.10%	to	1.45%	335	13.53	to	12.91	4,502	2.19%	19.98%	to	19.56%
Investor Destinations Aggressive Fund - Service Class (IDAS)
2017	0.95%	to	1.60%	63,687	20.23	to	18.06	1,215,807	2.21%	18.63%	to	17.85%
2016	0.95%	to	1.60%	76,082	17.05	to	15.32	1,229,574	1.84%	9.17%	to	8.46%
2015	0.95%	to	1.60%	84,163	15.62	to	14.13	1,249,353	1.46%	-3.56%	to	-4.19%
2014	0.95%	to	1.65%	88,686	16.19	to	14.64	1,369,144	1.66%	3.39%	to	2.66%
2013	0.95%	to	1.65%	97,693	15.66	to	14.26	1,462,006	1.60%	25.05%	to	24.16%
Investor Destinations Conservative Fund - Service Class (IDCS)
2017	0.95%	to	1.50%	36,099	15.81	to	14.36	550,493	2.02%	4.75%	to	4.17%
2016	0.95%	to	1.50%	38,450	15.09	to	13.79	560,597	1.81%	3.63%	to	3.06%
2015	0.95%	to	1.50%	43,709	14.56	to	13.38	614,323	1.50%	-1.18%	to	-1.73%
2014	0.95%	to	1.50%	52,690	14.74	to	13.61	750,420	1.63%	2.58%	to	2.01%
2013	0.95%	to	1.50%	58,486	14.37	to	13.35	815,300	1.47%	2.83%	to	2.26%
Investor Destinations Moderate Fund - Service Class (IDMS)
2017	0.95%	to	1.90%	180,567	18.83	to	15.95	3,199,096	2.21%	12.56%	to	11.49%
2016	0.95%	to	1.90%	214,185	16.73	to	14.31	3,392,428	2.02%	6.79%	to	5.77%
2015	0.95%	to	1.90%	252,181	15.67	to	13.53	3,754,404	1.42%	-2.53%	to	-3.47%
2014	0.95%	to	1.90%	270,666	16.07	to	14.01	4,148,832	1.73%	2.99%	to	2.01%
2013	0.95%	to	1.90%	287,846	15.61	to	13.74	4,302,408	1.53%	14.44%	to	13.34%
Investor Destinations Moderately Aggressive Fund - Service Class (IDMAS)
2017	0.95%	to	1.90%	163,932	20.05	to	16.98	3,119,912	2.32%	16.53%	to	15.42%
2016	0.95%	to	1.90%	184,542	17.21	to	14.71	3,018,771	1.98%	8.26%	to	7.22%
2015	0.95%	to	1.90%	198,017	15.89	to	13.72	2,999,339	1.42%	-3.19%	to	-4.12%
2014	0.95%	to	1.90%	226,683	16.42	to	14.31	3,563,846	1.70%	3.26%	to	2.27%
2013	0.95%	to	1.90%	258,330	15.90	to	13.99	3,954,185	1.68%	20.53%	to	19.37%
Investor Destinations Moderately Conservative Fund - Service Class (IDMCS)
2017	0.95%	to	1.60%	35,049	17.75	to	15.84	589,045	2.08%	8.50%	to	7.79%
2016	0.95%	to	1.60%	44,434	16.36	to	14.70	692,788	1.80%	5.20%	to	4.52%
2015	0.95%	to	1.60%	67,963	15.55	to	14.06	1,003,947	1.53%	-1.60%	to	-2.24%
2014	0.95%	to	1.60%	70,183	15.80	to	14.38	1,057,612	1.72%	2.92%	to	2.25%
2013	0.95%	to	1.60%	74,480	15.35	to	14.07	1,095,259	1.43%	8.41%	to	7.70%
Mid Cap Market Index Fund - Class A (NMCIXA)
2017	0.95%	to	1.65%	28,824	34.09	to	30.16	934,761	0.79%	14.35%	to	13.54%
2016	0.95%	to	1.65%	31,031	29.81	to	26.57	884,628	1.01%	18.74%	to	17.91%
2015	0.95%	to	1.65%	34,386	25.10	to	22.53	827,324	0.86%	-3.70%	to	-4.38%
2014	0.95%	to	1.65%	36,141	26.07	to	23.56	907,289	0.77%	8.04%	to	7.28%
2013	0.95%	to	1.65%	44,149	24.13	to	21.96	1,031,349	0.75%	31.46%	to	30.53%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Government Money Market Fund - Investor Class (MMF)
2017	1.30%			215,314	$22.31	to	$28.27	$4,809,527	0.32%	-0.97%	to	-0.97%
2016	1.30%			238,631	22.53	to	28.55	5,390,564	0.00%	-1.30%	to	-1.30%
2015	1.30%			246,868	28.92	to	22.82	5,654,922	0.00%	-1.30%	to	-1.30%
2014	1.30%			306,037	29.30	to	23.12	7,097,673	0.00%	-1.30%	to	-1.30%
2013	1.30%			332,842	23.43	to	29.69	7,817,587	0.00%	-1.30%	to	-1.30%
Money Market Fund - Service Class (MMFR)
2017	0.95%	to	1.90%	202,838	10.64	to	8.98	2,059,930	0.19%	-0.74%	to	-1.69%
2016	0.95%	to	1.90%	267,666	10.72	to	9.13	2,756,374	0.00%	-0.95%	to	-1.89%
2015	0.95%	to	1.90%	289,326	10.82	to	9.31	3,018,509	0.00%	-0.95%	to	-1.90%
2014	0.95%	to	1.90%	308,529	10.93	to	9.49	3,260,465	0.00%	-0.95%	to	-1.90%
2013	0.95%	to	1.90%	347,174	11.03	to	9.67	3,718,433	0.00%	-0.95%	to	-1.90%
Nationwide Growth Fund - Class A (NGFA)
2017	0.95%	to	1.45%	24,266	28.58	to	26.62	662,537	0.16%	25.65%	to	25.02%
2016	0.95%	to	1.45%	26,297	22.74	to	21.29	573,754	0.36%	1.97%	to	1.46%
2015	0.95%	to	1.45%	34,894	22.30	to	20.98	748,336	0.21%	3.62%	to	3.10%
2014	0.95%	to	1.45%	32,918	21.52	to	20.35	683,482	0.18%	13.11%	to	12.54%
2013	0.95%	to	1.45%	29,293	19.03	to	18.09	539,660	0.20%	29.29%	to	28.64%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2017			1.30%	72,036			22.11	1,592,849	1.61%			16.89%
2016			1.30%	67,594			18.92	1,278,616	1.47%			8.05%
2015			1.30%	84,998			17.51	1,488,064	1.36%			-2.29%
2014			1.30%	98,227			17.92	1,759,882	1.68%			3.62%
2013			1.30%	95,124			17.29	1,644,739	1.73%			25.59%
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2017			1.30%	69,092			14.26	984,947	1.97%			4.31%
2016			1.30%	69,909			13.67	955,392	2.46%			2.91%
2015			1.30%	54,185			13.28	719,551	1.91%			-1.04%
2014			1.30%	45,138			13.42	605,703	2.41%			2.54%
2013			1.30%	28,612			13.09	374,432	1.64%			3.47%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2017	0.95%	to	1.45%	160,285	20.14	to	19.27	3,009,770	1.82%	11.86%	to	11.29%
2016	0.95%	to	1.45%	158,259	18.00	to	17.31	2,667,457	1.84%	6.13%	to	5.59%
2015	0.95%	to	1.45%	178,303	16.96	to	16.40	2,841,775	1.52%	-1.28%	to	-1.78%
2014	0.95%	to	1.45%	193,361	17.18	to	16.69	3,132,038	1.74%	4.18%	to	3.66%
2013	0.95%	to	1.45%	183,038	16.49	to	16.11	2,855,822	1.76%	15.52%	to	14.94%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2017			1.30%	184,151			20.90	3,849,176	1.67%			15.17%
2016			1.30%	192,578			18.15	3,495,229	1.79%			7.08%
2015			1.30%	198,100			16.95	3,357,880	1.45%			-2.02%
2014			1.30%	199,795			17.30	3,456,443	1.75%			3.59%
2013			1.30%	188,259			16.70	3,143,922	1.68%			20.79%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2017			1.30%	48,725			16.63	810,137	1.99%			7.80%
2016			1.30%	45,703			15.42	704,939	1.88%			4.33%
2015			1.30%	57,213			14.78	845,827	1.63%			-1.33%
2014			1.30%	64,027			14.98	959,325	1.80%			3.38%
2013			1.30%	66,850			14.49	968,894	1.74%			9.06%
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
2017	1.15%	to	1.45%	31,516	12.87	to	12.49	399,786	1.03%	24.10%	to	23.72%
2016	1.15%	to	1.45%	28,854	10.37	to	10.10	295,390	1.23%	-3.59%	to	-3.88%
2015	1.15%	to	1.45%	25,950	10.75	to	10.51	275,949	0.14%	-1.80%	to	-2.10%
2014	1.20%	to	1.45%	19,793	10.91	to	10.73	214,687	2.09%	-2.54%	to	-2.78%
2013	1.20%	to	1.45%	16,610	11.20	to	11.04	185,035	1.04%	19.62%	to	19.32%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
S&P 500 Index Fund - Service Class (NIXR)
2017	0.95%	to	2.05%	208,153	$19.57	to	$16.07	$4,201,831	1.40%	20.02%	to	18.69%
2016	0.95%	to	2.05%	215,301	16.30	to	13.54	3,611,084	1.56%	10.28%	to	9.06%
2015	0.95%	to	2.05%	218,846	14.78	to	12.41	3,308,197	1.81%	-0.12%	to	-1.23%
2014	0.95%	to	2.05%	216,291	14.80	to	12.57	3,296,759	1.42%	11.98%	to	10.74%
2013	0.95%	to	2.05%	241,912	13.22	to	11.35	3,316,711	1.63%	30.41%	to	28.96%
Small Cap Index Fund - Class A (NSCIXA)
2017	0.95%	to	1.65%	17,694	29.15	to	25.79	489,052	0.71%	12.89%	to	12.10%
2016	0.95%	to	1.65%	21,570	25.82	to	23.01	532,653	1.11%	19.68%	to	18.84%
2015	0.95%	to	1.65%	22,349	21.57	to	19.36	461,417	0.91%	-5.72%	to	-6.39%
2014	0.95%	to	1.65%	23,429	22.88	to	20.68	514,247	0.69%	3.47%	to	2.74%
2013	0.95%	to	1.65%	26,501	22.11	to	20.13	564,938	0.89%	36.97%	to	36.00%
Templeton NVIT International Value Fund - Class III (NVTIV3)
2017	1.10%	to	1.40%	16,526	17.35	to	16.90	281,804	2.00%	21.37%	to	21.00%
2016	1.10%	to	1.40%	17,854	14.29	to	13.96	251,446	1.96%	0.01%	to	-0.30%
2015	1.10%	to	1.40%	21,806	14.29	to	14.01	307,675	2.03%	-4.96%	to	-5.25%
2014	1.15%	to	1.40%	17,903	14.99	to	14.78	266,149	3.63%	-9.20%	to	-9.43%
2013	1.30%	to	1.40%	15,167	16.40	to	16.32	248,656	2.76%	18.53%	to	18.41%
Nationwide Inflation-Protected Securities Fund - Institutional Service Class (NIPSIS)
2017	0.95%	to	1.90%	170,374	10.04	to	10.03	1,709,312	0.60%	0.35%	to	0.28%	***
Genesis Fund - Trust Class (NBGST)
2017	0.95%	to	1.90%	137,963	57.32	to	48.35	7,720,565	0.08%	14.40%	to	13.31%
2016	0.95%	to	1.90%	150,005	50.10	to	42.67	7,355,369	0.05%	16.94%	to	15.82%
2015	0.95%	to	1.90%	169,278	42.84	to	36.84	7,120,997	0.05%	-0.80%	to	-1.75%
2014	0.95%	to	1.90%	197,254	43.19	to	37.50	8,399,981	0.05%	-1.25%	to	-2.20%
2013	0.95%	to	1.90%	227,244	43.74	to	38.34	9,834,432	0.30%	35.59%	to	34.29%
Guardian Fund - Investor Class (NBGF)
2017			1.30%	31,558			44.97	1,419,226	0.62%			23.58%
2016			1.30%	35,051			36.39	1,275,509	0.62%			7.78%
2015			1.30%	40,821			33.76	1,378,305	0.63%			-6.00%
2014			1.30%	46,519			35.92	1,670,910	0.71%			7.85%
2013			1.30%	50,223			33.30	1,672,673	0.53%			37.11%
Guardian Fund - Trust Class (NBGT)
2017	0.95%	to	1.45%	8,075	24.47	to	22.38	189,241	0.74%	23.92%	to	23.30%
2016	0.95%	to	1.45%	8,235	19.75	to	18.15	156,138	0.90%	8.02%	to	7.48%
2015	0.95%	to	1.45%	8,668	18.28	to	16.89	152,499	0.65%	-5.89%	to	-6.37%
2014	0.95%	to	1.45%	10,285	19.43	to	18.04	192,786	0.84%	8.11%	to	7.56%
2013	0.95%	to	1.45%	10,825	17.97	to	16.77	188,394	0.53%	37.28%	to	36.59%
Large Cap Value Fund - Investor Class (PF)
2017			1.30%	40,916			61.11	2,500,429	1.21%			11.93%
2016			1.30%	48,012			54.60	2,621,364	0.69%			26.56%
2015			1.30%	53,703			43.14	2,316,695	1.01%			-13.44%
2014			1.30%	61,190			49.84	3,049,634	0.79%			9.57%
2013			1.30%	74,102			45.48	3,370,492	1.28%			29.68%
Large Cap Value Fund - Trust Class (NBPT)
2017	0.95%	to	1.90%	6,076	24.32	to	20.51	141,094	1.05%	12.14%	to	11.07%
2016	0.95%	to	1.90%	6,564	21.69	to	18.47	135,933	1.28%	26.88%	to	25.67%
2015	0.95%	to	1.90%	5,871	17.09	to	14.70	96,170	1.34%	-13.34%	to	-14.18%
2014	0.95%	to	1.90%	8,599	19.72	to	17.12	163,108	0.78%	9.77%	to	8.72%
2013	0.95%	to	1.90%	13,059	17.97	to	15.75	228,011	1.48%	29.84%	to	28.60%
Short Duration Bond Fund - Investor Class (NLMB)
2017			1.30%	21,569			14.61	315,191	1.38%			-0.56%
2016			1.30%	24,214			14.70	355,841	1.15%			-0.53%
2015			1.30%	32,995			14.77	487,476	1.03%			-1.04%
2014			1.30%	35,390			14.93	528,346	1.22%			-0.86%
2013			1.30%	43,120			15.06	649,307	1.50%			-0.67%
Socially Responsive Fund - Trust Class (NBSRT)
2017	0.95%	to	1.50%	55,596	27.16	to	25.17	1,460,320	0.44%	17.27%	to	16.62%
2016	0.95%	to	1.50%	59,715	23.16	to	21.58	1,339,468	1.05%	8.84%	to	8.24%
2015	0.95%	to	1.50%	63,610	21.28	to	19.94	1,310,738	0.97%	-1.50%	to	-2.05%
2014	0.95%	to	1.50%	72,694	21.60	to	20.36	1,525,962	0.97%	9.23%	to	8.63%
2013	0.95%	to	1.50%	77,578	19.77	to	18.74	1,495,130	1.14%	36.65%	to	35.89%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares (OVGSS)
2017	0.95%	to	1.90%	398,744	$13.89	to	$13.41	$5,468,805	0.71%	35.03%	to	33.74%
2016	0.95%	to	1.90%	404,756	10.29	to	10.02	4,125,681	0.78%	-1.10%	to	-2.05%
2015	0.95%	to	1.90%	456,661	10.40	to	10.23	4,722,614	1.07%	2.69%	to	1.70%
2014	0.95%	to	1.90%	488,575	10.13	to	10.06	4,937,267	0.87%	1.28%	to	0.63%	***
Capital Appreciation Fund- Class A (OCAF)
2017	0.95%	to	1.80%	65,518	15.82	to	13.64	986,720	0.01%	25.33%	to	24.26%
2016	0.95%	to	1.80%	80,925	12.62	to	10.97	980,769	0.07%	-3.27%	to	-4.09%
2015	0.95%	to	1.80%	85,139	13.05	to	11.44	1,071,507	0.00%	2.24%	to	1.36%
2014	0.95%	to	1.80%	95,301	12.77	to	11.29	1,177,144	0.00%	13.97%	to	13.00%
2013	0.95%	to	1.80%	103,151	11.20	to	9.99	1,119,015	0.04%	28.01%	to	26.91%
Global Fund- Class A (OGF)
2017	0.95%	to	1.90%	61,971	25.58	to	21.57	3,770,154	0.56%	34.95%	to	33.66%
2016	0.95%	to	1.90%	69,088	18.95	to	16.14	3,128,798	0.65%	-0.79%	to	-1.74%
2015	0.95%	to	1.90%	80,907	19.10	to	16.43	3,794,604	0.61%	2.90%	to	1.92%
2014	0.95%	to	1.90%	90,170	18.56	to	16.12	4,215,926	0.79%	1.09%	to	0.12%
2013	0.95%	to	1.90%	97,610	18.36	to	16.10	4,604,633	0.80%	25.57%	to	24.37%
Global Strategic Income Fund - Class A (OSI)
2017	0.95%	to	1.60%	19,650	22.86	to	20.41	427,032	4.25%	5.21%	to	4.52%
2016	0.95%	to	1.60%	20,954	21.73	to	19.53	433,723	3.82%	5.35%	to	4.66%
2015	0.95%	to	1.60%	25,507	20.63	to	18.66	502,605	4.27%	-3.27%	to	-3.91%
2014	0.95%	to	1.60%	27,143	21.33	to	19.42	553,714	4.56%	1.66%	to	0.99%
2013	0.95%	to	1.60%	54,716	20.98	to	19.23	1,121,873	5.01%	-1.31%	to	-1.96%
PIMCO Total Return Fund - Class A (PMTRA)
2017	0.95%	to	1.80%	75,694	21.41	to	18.46	1,545,824	2.27%	3.75%	to	2.86%
2016	0.95%	to	1.80%	81,775	20.64	to	17.94	1,613,321	2.58%	1.24%	to	0.38%
2015	0.95%	to	1.80%	99,941	20.38	to	17.88	1,947,868	2.46%	-0.63%	to	-1.48%
2014	0.95%	to	1.80%	122,077	20.51	to	18.14	2,404,699	3.61%	3.29%	to	2.40%
2013	0.95%	to	1.80%	135,767	19.86	to	17.72	2,603,418	2.04%	-3.23%	to	-4.06%
Putnam Growth Opportunities Fund - Class A (PUGOA)
2017	0.95%	to	1.50%	3,669	13.42	to	13.31	49,053	0.25%	29.73%	to	29.01%
2016	0.95%	to	1.50%	4,597	10.34	to	10.32	47,506	0.01%	3.44%	to	3.17%	***
Putnam International Equity Fund - Class A (PUIGA)
2017	1.45%	to	1.50%	265	21.53	to	21.37	5,705	0.36%	24.64%	to	24.58%
2016	1.45%	to	1.50%	265	17.28	to	17.16	4,578	3.01%	-4.11%	to	-4.16%
2015	1.45%	to	1.50%	265	18.02	to	17.90	4,774	2.50%	-1.33%	to	-1.38%
2014	1.45%	to	1.50%	265	18.26	to	18.15	4,838	0.88%	-8.18%	to	-8.22%
2013	1.45%	to	1.50%	265	19.89	to	19.78	5,269	0.80%	26.09%	to	26.02%
Virtus Balanced Fund: Class A (PBF)
2017			1.30%	24,077			32.29	777,376	1.45%			18.17%
2016			1.30%	25,408			27.32	694,189	1.47%			-0.86%
2015			1.30%	37,097			27.56	1,022,305	1.70%			-5.24%
2014			1.30%	38,495			29.08	1,119,436	2.08%			3.30%
2013			1.30%	31,246			28.15	879,568	1.88%			13.94%
Advisors Small Cap Fund - Class A (WRASCA)
2017	0.95%	to	1.60%	12,305	41.28	to	37.48	487,363	0.00%	22.58%	to	21.78%
2016	0.95%	to	1.60%	9,896	33.68	to	30.78	320,990	0.00%	12.35%	to	11.61%
2015	0.95%	to	1.60%	11,537	29.98	to	27.58	333,887	0.00%	-2.95%	to	-3.59%
2014	0.95%	to	1.60%	17,485	30.89	to	28.61	525,726	0.00%	1.89%	to	1.22%
2013	0.95%	to	1.60%	28,978	30.32	to	28.26	859,477	0.00%	40.82%	to	39.89%
Advantage Funds(R) - Common Stock Fund - Class A (SACSA)
2017	0.95%	to	1.90%	168,587	12.76	to	12.50	2,135,604	0.00%	16.44%	to	15.33%
2016	0.95%	to	1.90%	183,270	10.96	to	10.83	2,000,462	0.00%	12.89%	to	11.81%
2015	0.95%	to	1.90%	214,900	9.71	to	9.69	2,084,869	0.00%	-2.92%	to	-3.10%	***

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Advantage Funds(R) - Enterprise Fund - Class A (WFENAD)
2017	0.95%	to	1.50%	8,621	$13.04	to	$12.88	$111,417	0.00%	27.29%	to	26.59%
2016	0.95%	to	1.50%	9,247	10.24	to	10.17	94,264	0.00%	3.16%	to	2.59%
2015	0.95%	to	1.50%	12,247	9.93	to	9.92	121,503	0.00%	-0.73%	to	-0.83%	***
Advantage Funds(R) - Growth Fund - Class A (SGRA)
2017	0.95%	to	1.45%	57,358	13.18	to	13.03	752,060	0.00%	33.32%	to	32.65%
2016	0.95%	to	1.45%	60,714	9.89	to	9.83	598,535	0.00%	-1.87%	to	-2.36%
2015	0.95%	to	1.50%	99,943	10.07	to	10.06	1,006,382	0.00%	0.73%	to	0.63%	***
Advantage - Large Cap Core - Class A (WFLCCA)
2017	0.95%	to	1.45%	10,573	12.83	to	12.69	134,768	0.91%	22.06%	to	21.44%
2016	0.95%	to	1.45%	7,725	10.51	to	10.45	80,912	0.65%	7.32%	to	6.78%
2015	0.95%	to	1.45%	12,525	9.80	to	9.79	122,636	0.30%	-2.04%	to	-2.14%	***
Advantage Large Cap Growth Fund - Class A (WFLGA)
2017			1.30%	192,578			12.44	2,396,121	0.00%			31.20%
2016			1.30%	216,400			9.48	2,052,282	0.00%			-3.74%
2015			1.30%	228,435			9.85	2,250,511	0.00%			-1.48%	***
Advantage Intrinsic Value Fund - Administrative Class (WFAIVD)
2017			1.30%	43,904			15.57	683,527	0.69%			14.35%
2016			1.30%	48,317			13.61	657,824	1.29%			6.04%
2015			1.30%	59,399			12.84	762,638	1.09%			-1.91%
2014			1.30%	62,337			13.09	815,959	0.77%			9.09%
2013			1.30%	68,031			12.00	816,297	0.69%			19.99%	***
Global Securities Fund/VA - Class 4 (obsolete) (OVGS4)
2013	0.95%	to	1.90%	285,500	20.38	to	18.57	5,644,749	1.19%	25.80%	to	24.59%
Templeton Foreign Securities Fund - Class 3 (obsolete) (TIF3)
2013	0.95%	to	1.65%	157,373	18.86	to	17.61	2,875,486	2.23%	21.81%	to	20.95%
Putnam Voyager Fund: Class A (obsolete) (PVF)
2015	0.95%	to	1.50%	3,394	22.29	to	20.77	73,121	0.57%	-7.14%	to	-7.66%
2014	0.95%	to	1.50%	8,009	24.00	to	22.49	186,858	0.36%	8.51%	to	7.91%
2013	0.95%	to	1.50%	11,766	22.12	to	20.84	254,371	0.90%	42.56%	to	41.77%
Wells Fargo Advantage Funds - Common Stock Fund: Investor Class (obsolete) (SCS)
2014	0.95%	to	1.90%	75,814	26.22	to	22.76	2,475,530	0.00%	4.94%	to	3.93%
2013	0.95%	to	1.90%	88,780	24.98	to	21.90	2,740,531	0.00%	28.04%	to	26.81%
Advantage Funds - Enterprise Fund - Investor Class (obsolete) (SE)
2014	0.95%	to	1.50%	9,605	17.47	to	17.15	165,979	0.00%	1.00%	to	0.44%
2013	0.95%	to	1.50%	14,415	17.30	to	17.08	247,696	0.00%	40.81%	to	40.03%
Advantage Growth Fund - Investor Class (obsolete) (SGR)
2014	0.95%	to	1.50%	39,295	28.87	to	27.13	1,108,907	0.00%	2.61%	to	2.04%
2013	0.95%	to	1.50%	47,709	28.14	to	26.59	1,311,494	0.00%	31.78%	to	31.05%
Class T (obsolete) (JF)
2016	0.95%	to	2.05%	137,438	10.54	to	8.75	3,440,453	0.21%	-0.48%	to	-1.58%
2015	0.95%	to	2.05%	152,297	10.59	to	8.89	3,856,957	1.44%	4.22%	to	3.06%
2014	0.95%	to	2.05%	167,322	10.16	to	8.63	4,062,395	1.52%	11.71%	to	10.47%
2013	0.95%	to	2.05%	182,285	9.10	to	7.81	4,008,881	0.33%	28.41%	to	26.98%
Advantage - Large Cap Core - Investor Class (obsolete) (WFLCCI)
2014	0.95%	to	1.45%	9,060	20.81	to	20.35	187,460	0.12%	13.21%	to	12.63%
2013	0.95%	to	1.45%	5,621	18.38	to	18.06	103,032	0.75%	37.56%	to	36.87%
Advantage Large Cap Growth Fund - Investor Class (obsolete) (STR)
2014			1.30%	54,330			43.13	2,343,048	0.00%			7.95%
2013			1.30%	56,407			39.95	2,253,401	0.00%			32.55%
Twenty Fund: Class T (obsolete) (JTF)
2016	0.95%	to	1.90%	270,720	13.01	to	11.08	13,034,606	0.97%	2.92%	to	1.94%
2015	0.95%	to	1.90%	312,178	12.64	to	10.87	14,880,691	0.45%	3.94%	to	2.94%
2014	0.95%	to	1.90%	353,227	12.16	to	10.55	16,372,264	1.37%	7.91%	to	6.87%
2013	0.95%	to	1.90%	379,233	11.27	to	9.88	16,532,140	0.68%	31.84%	to	30.58%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VIP Overseas Portfolio - Service Class 2 R (obsolete) (FO2R)
2014	0.95%	to	1.65%	118,806	$15.61	to	$14.47	$1,789,185	1.11%	-9.18%	to	-9.82%
2013	0.95%	to	1.65%	128,389	17.18	to	16.05	2,136,165	1.26%	28.92%	to	28.01%
VP International Fund - Class IV (obsolete) (ACVI4)
2014	0.95%	to	1.65%	72,889	17.41	to	16.14	1,223,037	1.56%	-6.55%	to	-7.21%
2013	0.95%	to	1.65%	86,094	18.63	to	17.39	1,551,215	1.61%	21.09%	to	20.23%

2017	Reserves for annuity contracts in payout phase:							$30,495
2017	Contract Owners’ Equity:							$197,413,249
2016	Reserves for annuity contracts in payout phase:							$1,244
2016	Contract Owners’ Equity:							$184,550,599
2015	Reserves for annuity contracts in payout phase:							$1,176
2015	Contract Owners’ Equity:							$195,095,152
2014	Reserves for annuity contracts in payout phase:							$1,353
2014	Contract Owners’ Equity:							$214,532,800
2013	Reserves for annuity contracts in payout phase:							$1,381
2013	Contract Owners’ Equity:							$221,700,393
*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.